Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
January 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — 92.3%
AUSTRALIA — 3.0%
1,480,924 29Metals Ltd.(a) ............... $ 489,840
237,400 Actinogen Medical Ltd.(a)(b) ...... 7,439
604,392 Aeris Resources Ltd.(a) ........... 258,834
976,614 AIC Mines Ltd.(a) .............. 431,841
22,895 Amplitude Energy Ltd.(a) ........ 49,901
261,354 Ampol Ltd. ................... 5,248,703
40,887 Ansell Ltd. ................... 929,315
46,380 ARB Corp. Ltd. ................ 833,578
393,703 Aspen Group Ltd. REIT ......... 1,436,573
15,400 ASX Ltd. ..................... 614,259
3,449,732 Aurelia Metals Ltd.(a) ........... 744,688
879,937 Aurizon Holdings Ltd. ........... 2,261,026
135,262 Australian Clinical Labs Ltd.(c) .... 257,138
26,483 Autosports Group Ltd. ........... 70,631
23,028 Baby Bunting Group Ltd.(a)(c) .... 38,325
414,339 Bega Cheese Ltd. ............... 1,762,888
535,193 Bendigo & Adelaide Bank Ltd. ..... 4,088,318
68,313 Bhagwan Marine Ltd. ........... 22,120
256,790 Brambles Ltd. ................. 4,005,472
769,761 Bravura Solutions Ltd. ........... 1,093,487
50,900 Breville Group Ltd. ............. 1,141,304
234,139 Capricorn Metals Ltd.(a) ......... 2,411,401
56,704 Cedar Woods Properties Ltd. ...... 319,440
627,557 Centuria Industrial REIT ......... 1,420,248
125,282 Cettire Ltd.(a) ................. 47,110
565,709 Challenger Ltd. ................ 3,628,109
137,769 Champion Iron Ltd. ............ 564,100
435,376 Charter Hall Social Infrastructure
REIT ................... 882,237
4,404 Clinuvel Pharmaceuticals Ltd. ..... 33,734
5,275 Codan Ltd. ................... 139,730
14,448 Cogstate Ltd. ................. 21,631
191,407 Collins Foods Ltd. .............. 1,423,497
74,670 Computershare Ltd. ............ 1,700,804
3,779,576 Core Lithium Ltd.(a) ............ 618,498
3,191,396 Coronado Global Resources, Inc.(c)(d) 900,043
1,377,901 Cromwell Property Group REIT ... 393,396
41,047 Cuscal Ltd. ................... 121,478
1,318,675 Downer EDI Ltd. .............. 7,391,988
3,542,611 Dyno Nobel Ltd. ............... 8,658,809
63,300 EBOS Group Ltd. .............. 979,883
43,982 Elevra Lithium Ltd.(a) ........... 205,200
129,489 Emerald Resources NL(a) ......... 671,764
325,800 Evolution Mining Ltd. ........... 3,337,270
171,783 Fenix Resources Ltd. ............ 52,633
51,937 Fleetwood Ltd. ................ 100,904
99,929 Flight Centre Travel Group Ltd. .... 1,127,286
260,282 Genesis Minerals Ltd.(a) ......... 1,375,668
10,437 GenusPlus Group Ltd.(c) ......... 54,290
23,065 Global Lithium Resources Ltd.(a) ... 8,031
3,404,393 GPT Group (The) REIT ......... 12,540,734
715,088 GrainCorp Ltd. - Class A ......... 3,585,251
Shares Value
AUSTRALIA (continued)
369,640 Grange Resources Ltd.(a) ......... $ 66,924
420,002 Harvey Norman Holdings Ltd. .... 1,895,195
926,847 Helia Group Ltd. ............... 3,769,194
62,230 HUB24 Ltd. .................. 4,397,954
491,394 IGO Ltd.(a) .................. 2,846,956
276,569 Imdex Ltd. ................... 729,912
317,639 Insurance Australia Group Ltd. .... 1,681,028
14,938 IPD Group Ltd. ............... 45,873
129,560 JB Hi-Fi Ltd. .................. 7,321,280
159,397 Jumbo Interactive Ltd. ........... 1,138,820
275,661 Kelsian Group Ltd. ............. 748,630
79,315 Lindsay Australia Ltd. ........... 36,729
1,033,952 Macmahon Holdings Ltd. ........ 471,595
59,007 Mader Group Ltd. .............. 337,345
187,600 Magellan Financial Group Ltd. ..... 1,140,446
1,254,550 Medibank Pvt Ltd. ............. 4,036,059
24,657 Megaport Ltd.(a) ............... 198,999
3,847,577 Metals X Ltd.(a) ............... 3,496,435
737,603 MGX Resources Ltd.(a) .......... 251,679
235,845 Mineral Resources Ltd.(a) ........ 9,385,783
127,401 Monadelphous Group Ltd. ....... 2,762,606
668,934 Nanosonics Ltd.(a) ............. 1,807,351
57,294 Navigator Global Investments Ltd. .. 126,472
90,633 Netwealth Group Ltd. ........... 1,544,989
466,524 New Hope Corp. Ltd. ........... 1,465,137
108,100 Nick Scali Ltd. ................ 1,848,765
80,619 NRW Holdings Ltd. ............ 292,484
159,525 Nuix Ltd.(a) .................. 191,622
30,307 Objective Corp. Ltd. ............ 320,785
963,768 Orica Ltd. .................... 17,261,202
19,787 Peet Ltd. ..................... 27,833
1,299,336 Perenti Ltd. ................... 2,542,467
5,510,055 Perseus Mining Ltd. ............. 22,637,868
1,519 Playside Studios Ltd.(a) .......... 275
437,583 PLS Group Ltd.(a) .............. 1,307,210
140,400 Qantas Airways Ltd. ............ 984,519
134,180 QBE Insurance Group Ltd. ....... 1,844,431
7,926 REA Group Ltd. ............... 1,047,281
956,808 Regis Healthcare Ltd. ............ 4,470,694
790,043 Regis Resources Ltd. ............ 4,434,180
204,444 Renascor Resources Ltd.(a) ....... 12,101
9,081,342 Resolute Mining Ltd.(a) .......... 8,600,358
75,832 Sandfire Resources Ltd.(a) ........ 1,048,191
113,643 SEEK Ltd. ................... 1,659,467
946,872 Service Stream Ltd. ............. 1,503,328
13,914 Shape Australia Pty Ltd. .......... 64,723
832,582 Silver Mines Ltd.(a) ............. 144,942
18,430 SKS Technologies Group Ltd. ..... 45,303
24,694 Solvar Ltd. ................... 31,984
6,376,463 South32 Ltd. .................. 20,513,955
297,537 SRG Global Ltd. ............... 625,713
832 St. Barbara Ltd.(a) .............. 423
129,912 Suncorp Group Ltd. ............ 1,537,892

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
AUSTRALIA (continued)
15,818 Symal Group Ltd. .............. $ 35,248
5,146,040 Tabcorp Holdings Ltd. ........... 3,171,349
93,477 Technology One Ltd. ............ 1,639,685
1,061,900 Vault Minerals Ltd.(a) ........... 4,347,991
1,555,882 Ventia Services Group Pty Ltd. ..... 6,262,274
338,383 Virgin Australia Holdings Ltd.(a) ... 737,531
125,212 Viva Energy Group Ltd.(c)(d) ..... 156,944
106,444 Vysarn Ltd.(a) ................. 58,927
18,994 Wagners Holding Co. Ltd. ........ 47,351
1,272,913 WEB Travel Group Ltd.(a) ........ 4,095,136
2,240,347 West African Resources Ltd.(a) ..... 5,756,642
2,937,928 Whitehaven Coal Ltd. ........... 18,064,645
482,109 Wildcat Resources Ltd.(a) ........ 122,537
223,979 Yancoal Australia Ltd. ........... 901,494
272,601,988
AUSTRIA — 0.9%
72,840 ams-OSRAM AG(a) ............ 758,505
150,603 ANDRITZ AG ................ 13,031,760
94,677 BAWAG Group AG(c)(d) ........ 15,419,767
3,065 DO & CO AG ................ 716,447
157,003 Erste Group Bank AG ........... 20,378,334
353 EVN AG ..................... 11,904
610 Mayr Melnhof Karton AG ........ 69,125
181,070 OMV AG .................... 10,742,298
6,271 Palfinger AG .................. 269,087
8,563 Porr AG ..................... 353,733
22,722 Raiffeisen Bank International AG ... 1,149,523
10,084 UNIQA Insurance Group AG ..... 186,946
19,343 Vienna Insurance Group AG Wiener
Versicherung Gruppe ........ 1,520,141
425,716 voestalpine AG ................ 20,184,898
84,792,468
BAHAMAS — 0.1%
551,381 OneSpaWorld Holdings Ltd. ...... 10,834,637
BELGIUM — 0.4%
8,583 Ackermans & van Haaren NV ..... 2,541,430
18,900 Ageas SA ..................... 1,343,067
2,523 Ascencio REIT ................ 165,382
147,683 Barco NV .................... 2,037,652
179,077 Bekaert SA ................... 8,809,160
3,608 Cie d'Entreprises CFE ........... 39,089
20,526 Deme Group NV .............. 4,092,389
25,354 EVS Broadcast Equipment SA ..... 1,092,440
27,798 Fagron ...................... 729,850
9,250 Groupe Bruxelles Lambert NV ..... 876,063
83 Jensen-Group NV .............. 6,198
11,900 KBC Ancora .................. 1,094,600
1,494 Montea NV REIT .............. 126,443
10,392 Retail Estates NV REIT .......... 796,985
1,277 Sipef NV ..................... 127,150
19,581 Tessenderlo Group SA ........... 637,124
Shares Value
BELGIUM (continued)
537,840 Umicore SA .................. $ 12,814,326
1,722 Wereldhave Belgium Comm VA REIT 111,040
37,440,388
BERMUDA — 0.3%
44,500 Assured Guaranty Ltd. ........... 3,775,825
236,827 Essent Group Ltd. .............. 14,901,155
9,973 Everest Group Ltd. ............. 3,303,855
191,224 FLEX LNG Ltd. ............... 5,105,681
251,576 SiriusPoint Ltd.(a) .............. 5,134,666
32,221,182
BRAZIL — 0.4%
2,129,884 B3 SA - Brasil Bolsa Balcao ....... 6,548,197
738,178 Hapvida Participacoes e Investimentos
SA(a)(c)(d) ............... 1,829,051
2,156,482 MBRF Global Foods Co. SA - ADR . 7,547,688
809,910 Pagseguro Digital Ltd. - Class A .... 9,111,487
528,100 StoneCo Ltd. - Class A(a) ........ 8,523,534
33,559,957
CANADA — 1.6%
21,166 AGF Management Ltd. - Class B ... 282,130
9,314 Agnico Eagle Mines Ltd. ......... 1,770,457
68,478 Altius Minerals Corp. ........... 2,167,519
17,800 Altus Group Ltd. ............... 603,944
35,802 ARC Resources Ltd. ............ 664,427
2,500 Boardwalk Real Estate Investment
Trust REIT ............... 126,409
1,600 Boston Pizza Royalties Income Fund -
Units .................... 27,496
4,100 BRP, Inc. ..................... 309,446
43,700 Canada Goose Holdings, Inc.(a) .... 530,183
22,500 Canadian Apartment Properties REIT 637,168
310,140 Canadian Solar, Inc.(a) .......... 5,931,428
11,400 Canadian Tire Corp. Ltd. - Class A . 1,402,510
8,667 Cascades, Inc. ................. 81,409
42,485 CCL Industries, Inc. - Class B ..... 2,560,364
190,307 Centerra Gold, Inc. ............. 3,187,972
144,861 Choice Properties Real Estate
Investment Trust REIT ...... 1,621,328
65,100 Crombie Real Estate Investment Trust
REIT ................... 745,830
91,777 Descartes Systems Group, Inc. (The)(a) 6,861,249
11,900 Descartes Systems Group, Inc. (The)(a) 888,709
305,194 Dollarama, Inc. ................ 41,128,850
108,200 DPM Metals, Inc. .............. 3,775,259
116,300 Dream Industrial Real Estate
Investment Trust REIT ...... 1,098,387
20,086 DREAM Unlimited Corp. - Class A . 289,271
25,760 Evertz Technologies Ltd. ......... 273,558
15,915 Exco Technologies Ltd. .......... 81,699
51,400 Finning International, Inc. ........ 3,223,329
58,380 FirstService Corp. .............. 9,064,079

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
CANADA (continued)
3,850 FirstService Corp. .............. $ 596,479
23,760 Gildan Activewear, Inc. .......... 1,543,750
13,600 Granite Real Estate Investment Trust
REIT ................... 877,435
4,600 Groupe Dynamite, Inc. .......... 239,451
3 Hammond Power Solutions, Inc. ... 396
225,000 Hudbay Minerals, Inc. ........... 5,329,013
7,400 iA Financial Corp, Inc. .......... 909,260
21,200 IGM Financial, Inc. ............. 1,025,397
54,308 Killam Apartment Real Estate
Investment Trust REIT ...... 699,565
155,200 Kinross Gold Corp. ............. 4,887,435
246,614 Knight Therapeutics, Inc.(a) ....... 1,050,462
121,360 Labrador Iron Ore Royalty Corp. ... 2,631,034
1,015 Lululemon Athletica, Inc.(a) ...... 177,117
22,000 Lundin Gold, Inc. .............. 1,649,293
36,800 Maple Leaf Foods, Inc. .......... 681,867
208,653 Martinrea International, Inc. ...... 1,487,916
845 Morguard Corp. ............... 73,227
37,766 Morguard North American Residential
Real Estate Investment Trust
REIT ................... 506,450
33,702 North West Co., Inc. (The) ....... 1,203,139
79,600 OceanaGold Corp. ............. 2,579,188
9,900 Onex Corp. ................... 843,534
52,200 Open Text Corp. ............... 1,333,321
55,100 OR Royalties, Inc. .............. 2,172,599
81,500 Orla Mining Ltd. .............. 1,229,398
115,590 Pason Systems, Inc. ............. 1,024,618
43,300 Power Corp. of Canada .......... 2,183,682
42,149 Quebecor, Inc. - Class B ......... 1,537,503
75,126 RioCan Real Estate Investment Trust
REIT ................... 1,076,421
44,200 Russel Metals, Inc. .............. 1,566,225
85,520 Secure Waste Infrastructure Corp. .. 1,103,504
36,500 SmartCentres Real Estate Investment
Trust REIT ............... 715,444
19,649 Stella-Jones, Inc. ............... 1,317,485
25,124 TFI International, Inc. ........... 2,699,956
18,265 TMX Group Ltd. .............. 674,315
14,103 Tourmaline Oil Corp. ........... 667,424
68,300 TransAlta Corp. ................ 872,779
136,766 Transcontinental, Inc. - Class A .... 2,320,196
18,200 True North Commercial Real Estate
Investment Trust REIT ...... 116,954
9,369 Wajax Corp. .................. 194,515
15,978 Westshore Terminals Investment Corp. 340,647
216,633 Whitecap Resources, Inc. ......... 1,975,972
16,600 WSP Global, Inc. .............. 3,209,061
146,657,837
Shares Value
CHINA — 5.8%
8,964,309 Agricultural Bank of China Ltd. - H
Shares ................... $ 6,276,772
178,900 Autohome, Inc. - ADR .......... 3,942,956
9,807,890 BAIC Foton Motor Co. Ltd. - A
Shares(a) ................. 4,156,751
74,563 Baidu, Inc. - ADR(a) ............ 11,421,560
2,851,957 Baowu Magnesium Technology Co.
Ltd. - A Shares ............. 7,661,980
355,600 Changchun High-Tech Industry
Group Co. Ltd. - A Shares .... 4,899,331
7,708,044 China Construction Bank Corp. - H
Shares ................... 7,804,640
1,133,460 China National Medicines Corp. Ltd. -
A Shares ................. 4,733,776
6,243,000 China Railway Group Ltd. - H Shares 3,604,144
6,812,644 China Railway Tielong Container
Logistics Co. Ltd. - A Shares ... 6,440,180
4,616,046 China Tower Corp. Ltd. - H Shares(c)
(d) ..................... 6,653,356
3,425,671 CITIC Metal Co. Ltd. - A Shares ... 7,352,799
953,000 CNGR Advanced Material Co. Ltd. -
A Shares ................. 7,498,805
268,743 Daqo New Energy Corp. - ADR(a) . 6,643,327
5,097,400 Dongfang Electric Corp. Ltd. - H
Shares ................... 16,612,665
8,855,877 Dongfeng Motor Group Co. Ltd. - H
Shares(a) ................. 10,247,837
3,584,000 FAW Jiefang Group Co. Ltd. - A
Shares ................... 3,563,121
1,911,632 Fujian Star-net Communication Co.
Ltd. - A Shares ............. 7,882,113
569,219 Full Truck Alliance Co. Ltd. - ADR . 5,635,268
6,270,500 Greentown China Holdings Ltd. ... 8,981,822
2,479,501 Guangdong Fenghua Advanced
Technology Holding Co. Ltd. - A
Shares ................... 7,302,551
4,287,000 Guangxi Liugong Machinery Co. Ltd.
- A Shares ................ 7,015,096
1,769,907 Han's Laser Technology Industry
Group Co. Ltd. - A Shares .... 12,268,860
3,651,000 Henan Mingtai Al Industrial Co. Ltd. -
A Shares ................. 8,801,572
9,854,000 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 8,186,334
3,599,651 JA Solar Technology Co. Ltd. - A
Shares(a) ................. 5,848,971
1,168,463 JCET Group Co. Ltd. - A Shares ... 8,306,175
4,265,000 JD Logistics, Inc.(a)(c)(d) ........ 6,109,158
368,940 JD.com, Inc. - ADR ............ 10,507,411
1,470,771 Jiangxi Copper Co. Ltd. - H Shares . 8,935,215
1,162,741 Kuaishou Technology(c)(d) ....... 11,929,403
1,858,000 Lens Technology Co. Ltd. - A Shares 9,703,012

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
CHINA (continued)
1,957,290 Lizhong Sitong Light Alloys Group
Co. Ltd. - A Shares ......... $ 6,723,435
3,986,127 Longfor Group Holdings Ltd.(c)(d) . 5,255,579
530,505 Meituan - B Shares(a)(c)(d) ....... 6,600,669
3,766,205 Ming Yang Smart Energy Group Ltd. -
A Shares ................. 12,553,025
2,593,800 MLS Co. Ltd. - A Shares ......... 3,685,439
2,029,734 MLS Co. Ltd. - A Shares ......... 2,883,977
7,443,100 ORG Technology Co. Ltd. - A Shares 6,266,253
3,471,200 Oriental Pearl Group Co. Ltd. - A
Shares ................... 5,665,189
3,529,100 Ping An Bank Co. Ltd. - A Shares .. 5,490,967
1,275,894 Ping An Insurance Group Co. of
China Ltd. - H Shares ....... 11,873,567
6,332,700 Postal Savings Bank of China Co. Ltd.
- A Shares ................ 4,603,582
3,075,094 Qingdao Gaoce Technology Co. Ltd. -
A Shares ................. 6,286,657
779,435 Raytron Technology Co. Ltd. - A
Shares ................... 12,644,662
3,285,200 Riyue Heavy Industry Co. Ltd. - A
Shares ................... 6,565,161
11,725,300 Rizhao Port Co. Ltd. - A Shares .... 5,339,980
2,379,400 Sany Heavy Industry Co. Ltd. - A
Shares ................... 7,493,150
12,362,350 Shandong Nanshan Aluminum Co.
Ltd. - A Shares ............. 13,036,276
8,588,200 Shanghai Baosteel Packaging Co. Ltd. -
A Shares ................. 7,477,066
2,231,300 Shanghai Mechanical and Electrical
Industry Co. Ltd. - A Shares ... 8,703,306
281,151 Shanghai United Imaging Healthcare
Co. Ltd. - A Shares ......... 5,222,694
1,898,033 Shenzhen Click Technology Co. Ltd. -
A Shares ................. 6,511,702
3,427,900 Shenzhen Laibao Hi-tech Co. Ltd. - A
Shares ................... 5,845,684
1,409,565 Sichuan Kelun Pharmaceutical Co.
Ltd. - A Shares ............. 6,267,613
693,847 Silergy Corp. .................. 6,184,432
7,317,500 Sinopec Engineering Group Co. Ltd. -
H Shares ................. 6,968,958
1,686,400 Sinopharm Group Co. Ltd. - H Shares 4,507,371
2,455,840 Tasly Pharmaceutical Group Co. Ltd. -
A Shares ................. 5,327,623
8,017,228 Tianjin Port Co. Ltd. - A Shares .... 5,563,240
3,228,633 Tianshan Aluminum Group Co. Ltd. -
A Shares ................. 8,743,523
1,986,437 Triangle Tyre Co. Ltd. - A Shares ... 4,409,199
2,437,808 Trina Solar Co. Ltd. - A Shares(a) ... 6,566,852
494,441 Weibo Corp. - ADR ............ 5,231,186
5,717,760 Wuxi Taiji Industry Ltd. Co. - A
Shares ................... 9,216,695
Shares Value
CHINA (continued)
15,607,954 Xinyi Solar Holdings Ltd. ........ $ 6,752,971
11,644,135 Xinyu Iron & Steel Co. Ltd. - A Shares 6,775,147
1,875,474 Xuji Electric Co. Ltd. - A Shares .... 8,037,496
359,800 Yangzijiang Shipbuilding Holdings
Ltd. ..................... 944,684
2,759,700 Yifan Pharmaceutical Co. Ltd. - A
Shares ................... 4,821,164
3,892,900 Yunnan Copper Co. Ltd. - A Shares . 14,832,119
9,138,557 Zoomlion Heavy Industry Science and
Technology Co. Ltd. - H Shares 10,259,104
338,947 ZTO Express Cayman, Inc. ....... 7,532,059
532,596,417
DENMARK — 0.7%
72,972 ALK-Abello A/S(a) ............. 2,404,468
267,500 Alm Brand A/S ................ 740,891
284,485 Bavarian Nordic A/S(a) .......... 8,669,537
15,250 Chemometec A/S .............. 1,475,295
8,934 D/S Norden A/S ............... 403,851
65,700 Danske Bank A/S .............. 3,352,599
17,500 Demant A/S(a) ................ 612,188
1,150 FLSmidth & Co. A/S ............ 98,840
3,519 H Lundbeck A/S ............... 23,526
76,151 H Lundbeck A/S - Class A ........ 445,398
16,400 Invisio AB .................... 479,618
585,816 ISS A/S ...................... 22,222,579
57,129 Jyske Bank A/S ................ 8,319,515
15,500 Netcompany Group A/S(a)(c)(d) ... 818,256
7,963 Pandora A/S .................. 643,324
24,413 Per Aarsleff Holding A/S ......... 3,483,503
256,246 ROCKWOOL A/S - Class B ...... 8,685,443
34,751 Royal Unibrew A/S ............. 3,259,794
9,601 Scandinavian Tobacco Group A/S(c)
(d) ..................... 149,036
6,676 Schouw & Co. A/S ............. 704,650
5,002 Sparekassen Sjaelland-Fyn A/S ..... 296,531
67,288,842
FINLAND — 0.5%
309 Aspo Oyj .................... 2,784
23,500 Elisa Oyj ..................... 1,035,119
1,865 GRK Infra Oyj(a) .............. 32,055
82,467 Hiab Oyj - Class B ............. 4,897,388
88,718 Kalmar Oyj - Class B ............ 4,536,684
33,400 Kemira Oyj ................... 785,083
30,400 Kesko Oyj - Class B ............. 768,979
168,711 Konecranes Oyj ................ 19,868,170
10,071 Olvi Oyj - Class A .............. 399,315
56,821 Oriola Oyj - Class B ............ 78,533
64,697 Orion Oyj - Class B ............. 5,341,360
23,327 Raisio Oyj - Class V ............. 75,763
10,758 Sanoma Oyj .................. 123,057
12,852 Terveystalo Oyj(c)(d) ............ 154,474
29,800 TietoEVRY Oyj ................ 647,125

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
FINLAND (continued)
3,008 Vaisala Oyj - Class A ............ $ 149,752
38,900 Valmet Oyj ................... 1,333,966
81,061 Wartsila Oyj Abp ............... 3,286,129
125,075 YIT Oyj(a) ................... 457,523
43,973,259
FRANCE — 2.1%
23,900 Accor SA ..................... 1,299,208
32,843 Alten SA ..................... 3,215,655
14,835 Amundi SA(c)(d) ............... 1,317,971
1,645 ARGAN SA REIT .............. 128,693
1,322 Aubay ....................... 93,865
94,600 BNP Paribas SA ............... 10,226,631
45,000 Bouygues SA .................. 2,432,872
60,600 Bureau Veritas SA .............. 1,946,653
5,828 Caisse Regionale de Credit Agricole
Mutuel Nord de France ...... 192,325
99,220 Canal+ SA .................... 430,384
52,800 Capgemini SE ................. 8,211,346
125,964 Carmila SA REIT .............. 2,442,735
83,800 Carrefour SA .................. 1,374,759
2,128 Cie des Alpes .................. 65,583
63,270 Coface SA .................... 1,156,455
13,772 Covivio SA REIT .............. 877,449
2,000 Dassault Aviation SA ............ 758,150
67,357 Derichebourg SA ............... 635,539
89,124 Eiffage SA .................... 13,200,109
383 Electricite de Strasbourg SA ....... 98,970
1,037,821 Elior Group SA(a)(c)(d) .......... 3,508,476
12,184 Euroapi SA(a) ................. 30,589
18,600 FDJ UNITED(d) .............. 492,541
479,887 Forvia SE(a) .................. 7,852,754
16,054 Gaztransport Et Technigaz SA ..... 3,453,874
753 GL Events SACA ............... 28,741
157,004 Havas NV .................... 3,247,148
1,525 ID Logistics Group SACA(a) ...... 741,140
8,206 Ipsen SA ..................... 1,338,433
85,840 IPSOS SA .................... 3,646,736
60,500 JCDecaux SE ................. 1,195,467
23,447 Kaufman & Broad SA ........... 872,697
41,199 Klepierre SA REIT ............. 1,584,215
1,109 Lagardere SA .................. 24,792
2,659 LISI SA ...................... 168,624
891,930 Louis Hachette Group ........... 1,755,034
22,204 Mercialys SA REIT ............. 278,987
271,626 Metropole Television SA ......... 3,889,420
527 Neurones .................... 25,175
14,043 North Atlantic Energies .......... 782,356
229,134 Opmobility ................... 4,391,836
731,365 Orange SA ................... 13,541,345
11,640 Publicis Groupe SA ............. 1,161,747
215,681 Rubis SCA ................... 8,743,486
14,170 SEB SA ...................... 800,181
Shares Value
FRANCE (continued)
62,428 SMCP SA(a)(c)(d) .............. $ 454,354
90,413 Societe BIC SA ................ 5,830,105
206,514 Societe Generale SA ............. 18,065,603
1,580 Societe LDC SADIR ............ 176,985
19,367 Sopra Steria Group ............. 3,539,919
40,727 SPIE SA ..................... 2,230,340
292,733 Technip Energies NV ............ 11,464,585
69,266 Television Francaise 1 SA ......... 669,562
533,411 Ubisoft Entertainment SA(a) ...... 2,763,690
741,076 Valeo SE ..................... 10,383,095
2,520 Vetoquinol SA ................. 259,577
116,272 Vicat SACA ................... 10,777,760
3,737 VIEL & Cie SA ................ 79,955
77,198 Vinci SA ..................... 11,086,031
8,550 Viridien(a) ................... 1,288,126
209,100 Vivendi SE ................... 583,455
22,723 Wendel SE ................... 2,189,792
195,504,080
GERMANY — 2.0%
8,434 Atoss Software SE .............. 974,731
62,740 Aumovio SE(a) ................ 3,028,276
27,351 Aurubis AG ................... 5,200,249
32,961 Bilfinger SE ................... 4,629,833
111,956 Brenntag SE .................. 6,821,142
511,124 CECONOMY AG(a) ........... 2,662,758
6,001 Cewe Stiftung & Co. KGAA ...... 718,442
372,421 Commerzbank AG ............. 15,313,874
144,179 Continental AG ............... 11,388,948
11,350 CTS Eventim AG & Co. KGaA .... 954,542
194,912 Deutsche Post AG .............. 10,932,763
726 Deutsche Rohstoff AG ........... 45,868
340,490 Deutz AG .................... 4,370,986
9,333 Draegerwerk AG & Co. KGaA -
Preference Shares ........... 983,489
138,042 Duerr AG .................... 3,681,632
6,545 Eckert & Ziegler SE ............ 116,139
990 Einhell Germany AG - Preference
Shares ................... 103,268
4,717 Elmos Semiconductor SE ......... 645,236
155,772 EuroEyes International Eye Clinic Ltd. 55,832
99,978 flatexDEGIRO SE .............. 4,877,827
33,216 Freenet AG ................... 1,196,139
229,628 Fresenius SE & Co. KGaA ........ 12,850,069
19,907 Friedrich Vorwerk Group SE ...... 2,133,147
179,367 FUCHS SE - Preference Shares .... 7,773,119
10,400 GEA Group AG ............... 744,589
16,100 Heidelberg Materials AG ......... 4,414,160
243,569 Heidelberger Druckmaschinen AG(a) 531,812
94,600 Henkel AG & Co. KGaA - Preference
Shares ................... 8,315,866
201,174 HUGO BOSS AG ............. 8,346,156
1,147 Ibu-Tec Advanced Materials AG(a)(c) 25,968

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
GERMANY (continued)
41,458 Indus Holding AG .............. $ 1,579,923
208,388 Infineon Technologies AG ........ 10,278,199
4,363 JOST Werke SE(c)(d) ........... 324,265
16,380 Jungheinrich AG - Preference Shares . 706,744
16,737 Koenig & Bauer AG(a) .......... 184,505
32,454 Krones AG ................... 5,224,138
540 KSB SE & Co. KGaA - Preference
Shares ................... 688,096
18,002 KWS Saat SE & Co. KGaA ....... 1,598,266
583 MBB SE ..................... 150,305
5,245 Nagarro SE ................... 441,729
276,510 Nordex SE(a) ................. 11,078,326
99 Paul Hartmann AG ............. 25,582
4,130 Pfisterer Holding SE(a) .......... 357,861
4,972 ProCredit Holding AG .......... 50,213
1,075 Rational AG .................. 863,942
52,297 Salzgitter AG .................. 2,814,357
151,031 Schaeffler AG ................. 1,785,770
49,227 Scout24 SE(c)(d) ............... 4,904,420
40,657 SMA Solar Technology AG(a) ..... 1,778,313
1,220 STO SE & Co. KGaA - Preference
Shares ................... 171,511
24,600 Stroeer SE & Co. KGaA ......... 984,137
814 Technotrans SE ................ 32,130
802,038 thyssenkrupp AG ............... 10,733,355
29,578 Tkms AG& Co. KGaA(a) ........ 3,465,686
87,500 TUI AG(a) ................... 935,123
15,534 Wacker Neuson SE ............. 356,112
5,146 Washtec AG .................. 293,401
124 Zeal Network SE ............... 7,143
185,650,412
HONG KONG — 1.3%
251,740 Alibaba Group Holding Ltd. - ADR . 42,685,034
985,103 Bank of East Asia Ltd. (The) ...... 1,881,407
66,035 Build King Holdings Ltd. ........ 11,834
41,902,036 China Jinmao Holdings Group Ltd. . 9,279,262
1,902,500 China Overseas Land & Investment
Ltd. ..................... 3,419,196
3,361,787 China Taiping Insurance Holdings Co.
Ltd. ..................... 11,025,074
755,452 Chow Sang Sang Holdings
International Ltd. .......... 1,417,663
1,412,162 Chow Tai Fook Jewellery Group Ltd. 2,603,030
138,900 CK Asset Holdings Ltd. .......... 815,040
98,800 CK Hutchison Holdings Ltd. ...... 799,926
816,000 Crystal International Group Ltd.(c)(d) 767,732
114,000 CTF Services Ltd. .............. 133,378
570,787 Dah Sing Banking Group Ltd. ..... 813,938
176,000 Dah Sing Financial Holdings Ltd. .. 851,602
351,600 DFI Retail Group Holdings Ltd. ... 1,448,592
86,000 Giordano International Ltd. ....... 16,183
133,000 Great Eagle Holdings Ltd. ........ 274,952
Shares Value
HONG KONG (continued)
676,000 Hang Lung Group Ltd. .......... $ 1,456,341
206,000 Hang Lung Properties Ltd. ........ 248,927
787,300 Hong Kong & China Gas Co. Ltd. .. 742,745
235,000 Hong Kong Technology Venture Co.
Ltd. ..................... 43,017
2,022,700 Hutchison Port Holdings Trust - U
Shares- Units .............. 465,221
704,000 Hutchison Telecommunications Hong
Kong Holdings Ltd. ......... 104,535
811,567 Hysan Development Co. Ltd. ..... 2,227,314
431,247 International Housewares Retail Co.
Ltd. ..................... 38,642
427,000 Intron Technology Holdings Ltd. ... 102,759
205,918 Jacobson Pharma Corp. Ltd.(c) .... 32,685
1,224,412 Johnson Electric Holdings Ltd. .... 4,228,650
5,269,676 JS Global Lifestyle Co. Ltd.(a)(c)(d) . 1,207,450
968,277 Kerry Properties Ltd. ............ 2,939,994
503,531 KLN Logistics Group Ltd. ........ 455,054
10,867 Langham Hospitality Investments and
Langham Hospitality Investments
Ltd. ..................... 689
122,000 LH GROUP Ltd.(a)(c) .......... 5,310
1,117,374 Luk Fook Holdings International Ltd. 4,597,023
730,196 Man Wah Holdings Ltd. ......... 452,394
84,000 Midland Holdings Ltd.(a) ........ 32,688
45,000 Modern Dental Group Ltd. ....... 33,928
8,061,130 Nine Dragons Paper Holdings Ltd.(a) 8,461,395
3,163,402 Pacific Basin Shipping Ltd. ....... 1,243,154
156,000 Paradise Entertainment Ltd. ....... 12,580
788,208 PC Partner Group Ltd.(b) ........ 562,998
4,778,308 PCCW Ltd. .................. 3,565,947
139,496 Prosperity REIT ............... 26,249
1,269,477 Shun Tak Holdings Ltd.(a) ........ 108,876
1,310,326 Singamas Container Holdings Ltd. .. 107,347
463,399 SITC International Holdings Co. Ltd. 1,728,530
414,955 SmarTone Telecommunications
Holdings Ltd. ............. 259,742
200,000 SOCAM Development Ltd.(a) ..... 10,112
323,000 Sun Hung Kai & Co. Ltd. ........ 177,788
1,098,612 Tai Hing Group Holdings Ltd.(c) ... 150,474
1,397 Tang Palace China Holdings Ltd. ... 38
549,000 Texhong International Group Ltd. .. 392,138
1,774,000 Truly International Holdings Ltd. ... 233,896
571,000 TS Lines Ltd. ................. 654,902
2,018,000 United Laboratories International
Holdings Ltd. (The) ......... 3,073,975
200,700 VTech Holdings Ltd. ............ 1,565,861
123,676 Wai Kee Holdings Ltd.(a) ........ 14,248
150,100 Wharf Real Estate Investment Co. Ltd. 522,231
1,309,696 Yue Yuen Industrial Holdings Ltd. .. 2,913,751
123,445,441

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
INDIA — 0.2%
4,269,512 Bank of India ................. $ 7,616,545
198,760 Lupin Ltd. ................... 4,651,616
645,012 Sun TV Network Ltd. ........... 3,896,892
1,088,678 Zee Entertainment Enterprises Ltd. . 998,643
17,163,696
INDONESIA — 0.1%
31,932,000 Perusahaan Gas Negara Tbk PT .... 4,033,115
10,058,889 Semen Indonesia Persero Tbk PT ... 1,468,232
39,557,357 Telkom Indonesia Persero Tbk PT .. 8,484,152
13,985,499
IRELAND — 0.3%
937,097 AIB Group Plc ................ 10,496,946
155,135 Alkermes Plc(a) ................ 5,257,525
55,730 Amarin Corp. Plc - ADR(a) ....... 831,486
27,630 Dole Plc ..................... 440,146
57,000 Grafton Group Plc - Units ........ 729,418
543,687 Greencore Group Plc ............ 2,153,747
22,103 Jazz Pharmaceuticals Plc(a) ........ 3,635,722
23,544,990
ISRAEL — 1.6%
32 Afcon Holdings Ltd. ............ 3,322
48,669 Allot Ltd.(a) .................. 478,416
1,817 Analyst IMS Investment Management
Services Ltd. .............. 91,857
118,960 B Communications Ltd.(a)(b) ..... 0
124,040 Bank Hapoalim BM ............ 3,076,139
215,598 Bank Leumi Le-Israel BM ........ 5,197,890
2,061,727 Bezeq The Israeli Telecommunication
Corp. Ltd. ................ 5,309,879
959 Big Shopping Centers Ltd. ........ 231,362
50,627 Brainsway Ltd.(a) .............. 591,259
17,115 Camtek Ltd.(a) ................ 2,640,425
140,895 Cellcom Israel Ltd. ............. 1,681,840
14,994 Cellebrite DI Ltd.(a) ............ 220,562
28,054 Cognyte Software Ltd.(a) ......... 253,328
5,680 Delek Group Ltd. .............. 1,598,093
1,016,064 El Al Israel Airlines ............. 5,752,883
52,530 FIBI Holdings Ltd. ............. 4,680,782
434,991 First International Bank of Israel Ltd.
(The) .................... 37,076,645
95,017 Fiverr International Ltd.(a) ........ 1,591,535
34,940 Formula Systems 1985 Ltd. ....... 5,574,123
30,364 Global-e Online Ltd.(a) .......... 1,109,804
93,904 Harel Insurance Investments &
Financial Services Ltd. ....... 4,323,101
4,240 Hilan Ltd. .................... 338,691
196,400 ICL Group Ltd. ................ 1,069,550
376,215 Inmode Ltd.(a) ................ 5,910,338
84,200 Israel Discount Bank Ltd. - Class A . 995,574
209 Isras Investment Co. Ltd. ......... 66,375
12,084 Ituran Location and Control Ltd. ... 539,309
Shares Value
ISRAEL (continued)
794 M Yochananof & Sons Ltd. ....... $ 94,625
56,684 Max Stock Ltd. ................ 512,408
1,395 Menora Mivtachim Holdings Ltd. .. 179,795
45,510 Mivne Real Estate KD Ltd. ....... 213,187
23,050 Mizrahi Tefahot Bank Ltd. ........ 1,810,001
337 Naphtha Israel Petroleum Corp. Ltd.
(a) ...................... 2,914
8,614 Next Vision Stabilized Systems Ltd. . 775,070
98,345 Nexxen International Ltd.(a) ...... 607,772
12,040 Nova Ltd.(a) .................. 5,981,837
121,152 Oddity Tech Ltd. - Class A(a) ...... 3,978,632
3,602 One Software Technologies Ltd. .... 103,772
147,436 Partner Communications Co. Ltd. .. 1,796,544
26,617 Perion Network Ltd.(a) .......... 234,229
57,130 Playtika Holding Corp. .......... 206,810
295,941 Plus500 Ltd. .................. 16,983,639
1,150 Qualitau Ltd. ................. 250,431
9,466 RADCOM Ltd.(a) ............. 118,704
11,873 Radware Ltd.(a) ................ 286,733
105,496 Riskified Ltd. - Class A(a) ........ 449,413
178,015 Sella Capital Real Estate Ltd. REIT . 638,055
17,099 SimilarWeb Ltd.(a) ............. 89,086
8,890 Strauss Group Ltd. ............. 335,850
113,890 Tel Aviv Stock Exchange Ltd. ...... 4,398,120
81,474 Tower Semiconductor Ltd.(a) ...... 10,976,992
36,826 Tower Semiconductor Ltd.(a) ...... 5,006,525
24,490 ZIM Integrated Shipping Services Ltd. 539,515
146,973,741
ITALY — 1.7%
4,993,449 A2A SpA ..................... 15,040,140
27,234 ACEA SpA ................... 758,623
101,542 Ascopiave SpA ................. 405,021
30,247 Avio SpA(c) ................... 1,242,316
39,856 Azimut Holding SpA ............ 1,678,091
103,222 Banca Generali SpA ............. 6,943,601
363,929 Banca IFIS SpA ................ 11,837,156
86,700 Banca Monte dei Paschi di Siena SpA 897,592
166,260 BPER Banca SpA ............... 2,336,339
20,642 Buzzi SpA .................... 1,172,506
72,745 Cementir Holding NV .......... 1,638,337
32,734 CIR SpA-Compagnie Industriali(a) . 27,083
149,401 Credito Emiliano SpA ........... 2,744,933
64,777 Danieli & C Officine Meccaniche SpA 3,338,543
3,504 Danieli & C Officine Meccaniche SpA 258,346
22,083 Datalogic SpA ................. 109,023
197,054 De' Longhi SpA ............... 8,689,100
7,980 DiaSorin SpA ................. 682,757
3,681 Digital Bros SpA(a) ............. 56,461
27,966 El.En. SpA ................... 457,463
555,932 Enav SpA(c)(d) ................ 3,209,203
530,652 Eni SpA ..................... 10,835,298
31,400 ERG SpA .................... 834,472

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
ITALY (continued)
27,457 Esprinet SpA .................. $ 201,786
17,268 Fiera Milano SpA .............. 142,462
3,563 Fine Foods & Pharmaceuticals NTM 42,656
2,499,651 Hera SpA .................... 12,343,697
142,429 Immobiliare Grande Distribuzione
SIIQ SpA REIT ............ 602,717
40,700 Interpump Group SpA ........... 2,358,154
476,033 Iren SpA ..................... 1,522,389
94,300 Italgas SpA ................... 1,130,081
902,271 Maire SpA .................... 15,721,752
416,319 MFE-MediaForEurope NV - Class A 1,552,500
407,321 Moncler SpA .................. 23,662,908
5,250 Next Geosolutions Europe SpA(a) .. 81,523
13,307 Orsero SpA ................... 307,267
109,510 OVS SpA(c)(d) ................ 618,144
510,900 Piaggio & C SpA ............... 1,056,158
173,100 Pirelli & C SpA(c)(d) ............ 1,302,098
121,300 Poste Italiane SpA(c)(d) .......... 3,191,982
15,400 Recordati Industria Chimica e
Farmaceutica SpA .......... 845,908
58,426 Rizzoli Corriere Della Sera
Mediagroup SpA ........... 67,455
825,953 Safilo Group SpA(a) ............. 2,085,362
40,800 Sogefi SpA .................... 155,243
707 SOL SpA .................... 38,047
51,185 Technogym SpA(c)(d) ........... 1,066,616
72,912 Technoprobe SpA(a) ............ 1,350,842
2,169,200 Telecom Italia SpA(a) ............ 1,465,619
1,222,641 Tesmec SpA(a) ................. 234,780
831,328 TREVI - Finanziaria Industriale
SpA(a) ................... 690,776
267,200 Unipol Assicurazioni SpA ......... 5,946,522
154,977,848
JAPAN — 11.7%
114,800 77 Bank Ltd. (The) ............. 6,272,608
4,500 A&A Material Corp. ............ 41,726
7,700 A&D HOLON Holdings Co. Ltd. .. 113,390
331,434 ABC-Mart, Inc. ................ 5,303,672
4,400 Abist Co. Ltd. ................. 96,097
310 Activia Properties, Inc. REIT ...... 289,448
68,640 ADEKA Corp. ................ 2,033,564
17,600 Ad-sol Nissin Corp. ............. 200,496
7,900 Advanced Media, Inc. ........... 55,028
17,200 Adways, Inc. .................. 29,230
132,900 AEON Financial Service Co. Ltd. ... 1,448,280
1,369 AEON REIT Investment Corp. .... 1,183,589
2,100 Aichi Financial Group, Inc. ....... 74,225
32,100 Aida Engineering Ltd. ........... 248,279
6,600 Aiphone Co. Ltd. .............. 126,746
19,900 Airtrip Corp. .................. 95,025
61,200 Aisan Industry Co. Ltd. .......... 868,015
52,900 Aisin Corp. ................... 944,618
Shares Value
JAPAN (continued)
48,200 Akatsuki, Inc. ................. $ 793,263
422,700 Alfresa Holdings Corp. .......... 6,798,270
9,782 Alpha Systems, Inc. ............. 239,241
432,200 Alps Alpine Co. Ltd. ............ 5,625,917
387,400 ALSOK Co. Ltd. ............... 2,997,619
148,700 Amada Co. Ltd. ................ 1,901,988
51,400 Amano Corp. ................. 1,299,946
63,200 Amvis Holdings, Inc. ............ 194,795
32,300 ANA Holdings, Inc. ............ 627,174
86,400 and ST HD Co. Ltd. ............ 1,552,587
20,426 Anest Iwata Corp. .............. 218,171
787,145 Anritsu Corp. ................. 10,897,248
2,900 AOI Electronics Co. Ltd. ......... 49,095
41,800 Aozora Bank Ltd. .............. 675,779
4,400 Arcs Co. Ltd. .................. 98,798
58,920 ARE Holdings, Inc. ............. 1,382,008
30,200 Artiza Networks, Inc. ............ 115,719
87,940 As One Corp. ................. 1,319,157
49,900 Asahi Group Holdings Ltd. ....... 519,926
243,400 Asahi Intecc Co. Ltd. ............ 4,041,988
6,188 Asahi Net, Inc. ................ 28,389
58,120 Asics Corp. ................... 1,395,165
55,262 ASKUL Corp. ................. 487,417
418,773 Astellas Pharma, Inc. ............ 5,801,559
76,300 Atrae, Inc. .................... 341,664
15,400 Aucnet, Inc. .................. 204,192
1,300 Aval Data Corp. ............... 24,890
41,296 Avant Group Corp. ............. 436,815
10,300 Avex, Inc. .................... 79,599
23,900 Awa Bank Ltd. (The) ............ 801,506
11,200 Axell Corp. ................... 88,436
74,800 Axial Retailing, Inc. ............. 561,628
482,200 Azbil Corp. ................... 4,196,972
38,700 Bandai Namco Holdings, Inc. ..... 1,002,759
35,200 Bando Chemical Industries Ltd. .... 460,357
10,700 Bank of Iwate Ltd. (The) ......... 421,750
18,100 Bank of Nagoya Ltd. (The) ........ 571,911
11,300 Bank of Saga Ltd. (The) .......... 335,145
370,200 BIPROGY, Inc. ................ 12,264,250
82,100 BML, Inc. .................... 2,074,250
338,000 Brother Industries Ltd. ........... 6,862,212
24,200 Buffalo, Inc. .................. 702,106
270,300 Bunka Shutter Co. Ltd. .......... 3,529,829
7,500 Business Brain Showa-Ota, Inc. .... 162,590
16,800 Business Engineering Corp. ....... 155,451
1,300 C Uyemura & Co. Ltd. .......... 150,026
1,700 Canare Electric Co. Ltd. ......... 20,223
27,500 Capcom Co. Ltd. .............. 699,406
4,300 Career Design Center Co. Ltd. ..... 67,990
249,600 Casio Computer Co. Ltd. ........ 2,432,132
23,900 CCI Group, Inc. ............... 142,850
69,900 Central Glass Co. Ltd. ........... 1,644,068
28,452 Central Security Patrols Co. Ltd. ... 535,543

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
JAPAN (continued)
27,200 Chiyoda Corp.(a) .............. $ 225,319
18,800 Chugin Financial Group, Inc. ..... 338,743
98,900 Citizen Watch Co. Ltd. .......... 871,031
392 Cleanup Corp. ................ 2,214
155,500 COLOPL, Inc. ................ 448,133
1,626 Comforia Residential REIT, Inc. ... 1,174,637
204,500 Computer Engineering & Consulting
Ltd. ..................... 2,909,725
198,900 COMSYS Holdings Corp. ........ 6,194,740
171,900 Cosmo Energy Holdings Co. Ltd. .. 5,125,010
20,680 Cosmos Pharmaceutical Corp. ..... 928,034
211,920 Credit Saison Co. Ltd. ........... 5,684,156
49,600 Creek & River Co. Ltd. .......... 487,154
63,800 Cresco Ltd. ................... 690,109
19,400 CTS Co. Ltd. ................. 127,737
12,300 Curves Holdings Co. Ltd. ........ 59,211
748,700 CyberAgent, Inc. ............... 6,775,358
3,200 Cybertrust Japan Co. Ltd. ........ 26,053
24,200 Cybozu, Inc. .................. 372,789
43,000 Dai Nippon Printing Co. Ltd. ..... 768,949
70,900 Daicel Corp. .................. 666,806
75,000 Daido Steel Co. Ltd. ............ 961,973
26,100 Daifuku Co. Ltd. ............... 933,974
4,900 Daihatsu Infinearth Mfg Co. Ltd. ... 77,445
5,900 Dai-Ichi Cutter Kogyo KK ........ 52,458
771,794 Dai-ichi Life Holdings, Inc. ....... 6,744,969
51,100 Daiken Medical Co. Ltd. ......... 154,858
20,800 Daishi Hokuetsu Financial Group, Inc. 246,896
88,620 Daito Pharmaceutical Co. Ltd. ..... 763,887
30,250 Daito Trust Construction Co. Ltd. .. 612,779
3,400 Daitron Co. Ltd. ............... 55,693
7,752 Daiwa House REIT Investment Corp. 6,752,194
854,551 Daiwa Securities Group, Inc. ...... 8,301,999
58,200 Denka Co. Ltd. ................ 1,116,728
122,400 Dentsu Group, Inc.(a) ........... 2,366,774
142,560 Dentsu Soken, Inc. ............. 2,243,966
117,700 Doshisha Co. Ltd. .............. 2,456,520
2,600 Doutor Nichires Holdings Co. Ltd. . 47,377
44,580 Dowa Holdings Co. Ltd. ......... 2,654,175
91,200 DTS Corp. ................... 741,339
15,100 Duskin Co. Ltd. ............... 414,284
24,400 Ehime Bank Ltd. (The) .......... 267,713
12,800 Elan Corp. ................... 55,332
121,100 Elecom Co. Ltd. ............... 1,287,998
36,900 Electric Power Development Co. Ltd. 783,016
109,100 en, Inc. ...................... 1,011,621
2,900 Endo Lighting Corp. ............ 44,598
120,000 ENEOS Holdings, Inc. .......... 1,006,849
3,200 Enplas Corp. .................. 187,335
4,300 eSOL Co. Ltd. ................ 14,587
201,680 EXEO Group, Inc. ............. 3,362,854
7,200 FALCO HOLDINGS Co. Ltd. .... 124,544
12,843 Ferrotec Corp. ................. 492,110
Shares Value
JAPAN (continued)
77,180 Financial Partners Group Co. Ltd. .. $ 1,011,379
2,000 First Bank of Toyama Ltd. (The) .... 28,728
23,400 Food & Life Cos. Ltd. ........... 1,280,831
6,200 Foster Electric Co. Ltd. .......... 110,852
6,900 Freee KK(a) ................... 120,870
2,610 Frontier Real Estate Investment Corp.
REIT ................... 1,536,385
54,300 Fuji Corp. .................... 1,336,097
68,100 Fujimi, Inc. ................... 1,201,299
3,030 Fujisash Co. Ltd. ............... 18,208
37,300 Fujitec Co. Ltd. ................ 1,365,369
5,500 Fukuda Denshi Co. Ltd. ......... 301,370
81,253 Fukui Computer Holdings, Inc. .... 1,661,707
50,800 Fukuoka Financial Group, Inc. ..... 1,838,529
1,100 Fukuyama Transporting Co. Ltd. ... 32,625
122,100 FULLCAST Holdings Co. Ltd. .... 1,327,826
19,920 Furukawa Electric Co. Ltd. ....... 1,741,520
36,500 Furuno Electric Co. Ltd. ......... 1,681,604
23,200 Furyu Corp. .................. 154,257
27,400 Fuso Chemical Co. Ltd. .......... 1,317,240
2,800 Fuso Pharmaceutical Industries Ltd. . 41,106
163,760 Future Corp. .................. 2,006,261
17,820 Fuyo General Lease Co. Ltd. ...... 500,079
76,500 Gakken Holdings Co. Ltd. ........ 517,547
11,051 Gecoss Corp. .................. 113,038
997 Global One Real Estate Investment
Corp. REIT ............... 879,365
204,300 Glory Ltd. .................... 5,308,157
3,803 GLP J-Reit ................... 3,494,356
5,300 GMO GlobalSign Holdings KK .... 76,952
6,700 Goldwin, Inc. ................. 111,566
4,400 GREE Holdings, Inc. ........... 11,515
2,600 Greens Co. Ltd. ................ 35,465
370,980 GungHo Online Entertainment, Inc.
(a) ...................... 6,292,469
108,500 Gunma Bank Ltd. (The) ......... 1,359,755
221,500 Hachijuni Nagano Bank Ltd. ...... 2,755,153
165,100 Hakuhodo DY Holdings, Inc. ..... 1,232,169
278,700 Hamamatsu Photonics KK ........ 3,083,060
68,780 Hanwa Co. Ltd. ............... 3,493,220
48,400 Happinet Corp. ................ 864,420
750 Heiwa Real Estate REIT, Inc. ...... 739,532
28,200 Hennge KK ................... 211,737
63,900 Hirogin Holdings, Inc. .......... 721,332
42,900 Hirose Electric Co. Ltd. .......... 4,597,419
103,900 Hisamitsu Pharmaceutical Co., Inc. . 4,271,206
92,400 Hitachi Construction Machinery Co.
Ltd. ..................... 3,015,717
13,811 Hito Communications Holdings, Inc. 85,583
73,500 Hokuhoku Financial Group, Inc. ... 2,517,123
159,499 Horiba Ltd. ................... 18,875,835
15,400 Hoshizaki Corp. ............... 506,600
11,500 Hosokawa Micron Corp. ......... 455,512

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
JAPAN (continued)
1,700 Human Technologies, Inc. ........ $ 19,992
13,400 Hyakugo Bank Ltd. (The) ........ 121,480
46,800 Hyakujushi Bank Ltd. (The) ....... 2,525,071
61,100 IBJ, Inc. ..................... 285,444
1,800 Ichiken Co. Ltd. ............... 58,038
32,300 Ichikoh Industries Ltd. .......... 107,068
210,545 Idemitsu Kosan Co. Ltd. ......... 1,777,443
115,150 IHI Corp. .................... 2,654,789
6,500 Inforich, Inc.(a) ................ 76,735
671,961 Inpex Corp. ................... 14,949,352
224,100 Internet Initiative Japan, Inc. ...... 3,609,985
17,000 ISB Corp. .................... 199,263
85,518 Isuzu Motors Ltd. .............. 1,373,173
10,900 Itfor, Inc. .................... 119,593
96,000 Ito En Ltd. ................... 1,766,038
100,900 Itoki Corp. ................... 1,696,445
62,300 Iwatani Corp. ................. 736,481
602,507 Iyogin Holdings, Inc. ............ 11,177,291
38,400 Izumi Co. Ltd. ................ 759,266
98,900 J Trust Co. Ltd. ................ 311,858
365,000 JAC Recruitment Co. Ltd. ........ 2,332,547
43,500 JAFCO Group Co. Ltd. .......... 686,258
519,582 Japan Airlines Co. Ltd. .......... 9,818,542
21,600 Japan Airport Terminal Co. Ltd. .... 674,407
185,280 Japan Aviation Electronics Industry
Ltd. ..................... 2,873,301
1,386 Japan Excellent, Inc. REIT ........ 1,339,788
181,600 Japan Lifeline Co. Ltd. ........... 1,812,949
1,075 Japan Logistics Fund, Inc. REIT ... 702,265
9,800 Japan Material Co. Ltd. .......... 112,970
18,000 Japan Medical Dynamic Marketing,
Inc. ..................... 56,526
1,919 Japan Metropolitan Fund Invest REIT 1,509,061
43,200 Japan Post Insurance Co. Ltd. ..... 1,332,903
76,100 Japan System Techniques Co. Ltd. .. 1,193,427
150,764 JBCC Holdings, Inc. ............ 1,447,631
142,100 Jeol Ltd. ..................... 5,700,160
113,580 JFE Holdings, Inc. .............. 1,530,937
390,500 JGC Holdings Corp. ............ 5,456,554
3,200 JK Holdings Co. Ltd. ........... 29,610
119,900 JTEKT Corp. ................. 1,409,654
26,800 Juroku Financial Group, Inc. ...... 1,420,005
75,020 Justsystems Corp. .............. 2,317,108
192,000 JVCKenwood Corp. ............ 1,552,029
260,511 Kaga Electronics Co. Ltd. ........ 6,506,042
33,780 Kajima Corp. ................. 1,375,123
332,000 Kakaku.com, Inc. .............. 4,526,493
23,800 Kamakura Shinsho Ltd. .......... 88,889
12,600 Kamei Corp. .................. 250,762
88,900 Kamigumi Co. Ltd. ............. 3,105,985
3,216 Kanaden Corp. ................ 44,346
100,600 Kanadevia Corp. ............... 664,340
216,100 Kanamoto Co. Ltd. ............. 5,194,443
Shares Value
JAPAN (continued)
66,400 Kaneka Corp. ................. $ 2,008,390
42,600 Kawasaki Kisen Kaisha Ltd. ....... 613,566
1,646 KDX Realty Investment Corp. REIT 1,779,373
28,400 Keihan Holdings Co. Ltd. ........ 630,173
7,000 Keiyo Bank Ltd. (The) ........... 83,814
11,800 Kenko Mayonnaise Co. Ltd. ...... 152,723
2,340 Kewpie Corp. ................. 65,546
64,000 Kikkoman Corp. ............... 575,032
18,800 Kimura Unity Co. Ltd. .......... 111,031
35,640 Kinden Corp. ................. 1,574,737
57,200 Kissei Pharmaceutical Co. Ltd. ..... 1,700,181
2,062 Kitagawa Corp. ................ 23,543
1,800 Kita-Nippon Bank Ltd. (The) ...... 54,491
23,550 Kitz Corp. .................... 306,016
45,500 KNT-CT Holdings Co. Ltd.(a) .... 512,448
10,560 Kobayashi Pharmaceutical Co. Ltd. . 368,945
218,860 Kobe Steel Ltd. ................ 3,148,693
89,460 Koei Tecmo Holdings Co. Ltd. ..... 993,390
293,200 Koito Manufacturing Co. Ltd. ..... 4,576,277
83,200 Kokusai Electric Corp. ........... 3,440,682
9,500 Kokuyo Co. Ltd. ............... 55,535
308,421 Komatsu Ltd. ................. 11,815,896
8,100 Komeri Co. Ltd. ............... 172,719
100,700 Komori Corp. ................. 1,088,596
11,110 Konami Group Corp. ........... 1,613,089
953,800 Konica Minolta, Inc. ............ 4,137,283
1,700 Kraftia Corp. .................. 88,548
40,740 K's Holdings Corp. ............. 423,432
27,600 Kuraray Co. Ltd. ............... 297,026
9,700 Kurashiru, Inc.(a) .............. 69,071
20,360 Kurita Water Industries Ltd. ....... 1,014,711
8,200 Kuriyama Holdings Corp. ........ 90,022
88,400 Kyoto Financial Group, Inc. ....... 2,128,889
62,260 Kyowa Kirin Co. Ltd. ........... 1,007,561
120,100 Kyushu Financial Group, Inc. ..... 896,715
25,400 Kyushu Railway Co. ............ 647,638
38,600 Life Corp. .................... 637,015
203,400 LIFULL Co. Ltd. .............. 230,001
231,400 Lintec Corp. .................. 7,124,716
146,700 Lion Corp. ................... 1,570,702
10,700 LITALICO, Inc. ............... 82,207
172,800 Lixil Corp. ................... 1,979,116
32,100 M&A Capital Partners Co. Ltd. .... 652,329
106,080 Mabuchi Motor Co. Ltd. ......... 993,215
264,032 Makita Corp. ................. 9,129,202
210,700 Marvelous, Inc. ................ 652,141
2,500 Matsuda Sangyo Co. Ltd. ......... 99,832
74,500 Max Co. Ltd. ................. 3,148,294
36,200 Maxell Ltd. ................... 518,112
2,867,220 Mazda Motor Corp. ............ 21,982,144
656,400 Mebuki Financial Group, Inc. ..... 4,934,876
3,000 MEC Co. Ltd. ................. 107,198
10,300 Media Do Co. Ltd. ............. 109,017

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
JAPAN (continued)
169,500 Medipal Holdings Corp. ......... $ 3,065,589
84,600 Meidensha Corp. ............... 3,301,783
361,180 MEITEC Group Holdings, Inc. .... 8,070,305
113,700 Menicon Co. Ltd. .............. 1,189,457
17,300 Mercari, Inc.(a) ................ 383,202
38,080 Milbon Co. Ltd. ............... 624,250
305,542 MINEBEA MITSUMI, Inc. ...... 6,189,417
137,480 Mirait one Corp. ............... 3,293,977
324,100 MISUMI Group, Inc. ........... 5,344,425
62,906 Mito Securities Co. Ltd. .......... 244,291
121,000 Mitsubishi Chemical Group Corp. .. 797,493
42,900 Mitsubishi Estate Co. Ltd. ........ 1,092,181
284,700 Mitsubishi Logistics Corp. ........ 2,427,382
50,900 Mitsubishi Materials Corp. ....... 1,462,931
24,800 Mitsubishi Research Institute, Inc. .. 777,203
53,600 Mitsui E&S Co. Ltd. ............ 2,379,375
1,185 Mitsui Fudosan Accommodations
Fund, Inc. REIT ........... 1,058,965
44,460 Mitsui Kinzoku Co. Ltd. ......... 5,851,966
134,709 Mitsui OSK Lines Ltd. .......... 4,212,050
145,180 Miura Co. Ltd. ................ 2,979,398
135,300 Mixi, Inc. .................... 2,375,356
272,611 Mizuno Corp. ................. 5,628,019
1,272 Mochida Pharmaceutical Co. Ltd. .. 29,753
35,500 MonotaRO Co. Ltd. ............ 479,764
14,300 Moriroku Co. Ltd. .............. 224,350
6,500 Musashi Seimitsu Industry Co. Ltd. . 114,031
2,400 Musashino Bank Ltd. (The) ....... 85,293
77,400 Nagase & Co. Ltd. ............. 2,006,018
2,200 Nagase Brothers, Inc. ............ 37,757
31,060 Nakanishi, Inc. ................ 433,909
5,900 Nanto Bank Ltd. (The) .......... 253,903
3,400 Nanyo Corp. .................. 32,910
107,795 NEC Corp. ................... 3,628,922
3,000 NEOJAPAN, Inc. .............. 34,505
126,600 NGK Insulators Ltd. ............ 3,017,753
131,000 NH Foods Ltd. ................ 5,898,217
56,900 NHK Spring Co. Ltd. ........... 1,031,671
20,300 Nihon Falcom Corp. ............ 211,710
261,200 Nihon Kohden Corp. ........... 2,891,158
363,100 Nihon M&A Center Holdings, Inc. . 1,663,700
222,200 Nikon Corp. .................. 2,786,115
1,890 Nippon Building Fund, Inc. REIT .. 1,752,488
7,800 Nippon Carbide Industries Co., Inc. 136,686
191,200 Nippon Express Holdings, Inc. ..... 4,332,763
647,834 Nippon Kayaku Co. Ltd. ......... 7,524,435
70,200 Nippon Light Metal Holdings Co.
Ltd. ..................... 1,239,250
6,200 Nippon Paper Industries Co. Ltd. ... 47,273
12,751 Nippon Prologis REIT, Inc. ....... 7,440,006
9,600 Nippon Seiki Co. Ltd. ........... 154,831
132,400 Nippon Shinyaku Co. Ltd. ........ 4,412,763
31,760 Nippon Yusen KK .............. 1,040,881
Shares Value
JAPAN (continued)
115,360 Nipro Corp. .................. $ 1,058,485
29,600 Nishi-Nippon Financial Holdings, Inc. 713,414
18,700 Nishio Holdings Co. Ltd. ........ 579,995
20,600 Nissan Chemical Corp. .......... 708,541
5,100 Nissha Co. Ltd. ................ 41,160
161,500 Nisshin Seifun Group, Inc. ....... 2,049,535
326,000 Nisshinbo Holdings, Inc. ......... 3,013,330
16,630 Nisso Holdings Co. Ltd. ......... 74,253
2,200 Nitta Corp. ................... 57,928
51,600 Nitto Denko Corp. ............. 1,142,295
111,700 Nitto Kogyo Corp. ............. 2,980,880
52,700 Nittoc Construction Co. Ltd. ...... 443,707
82,620 NOF Corp. ................... 1,591,700
174,140 Nomura Holdings, Inc. .......... 1,589,945
675 Nomura Real Estate Master Fund, Inc.
REIT ................... 728,822
26,100 Nomura Research Institute Ltd. .... 792,815
62,900 Noritz Corp. .................. 839,290
162,800 North Pacific Bank Ltd. .......... 968,847
25,300 NS Solutions Corp. ............. 667,484
21,300 NS Tool Co. Ltd. ............... 115,474
267,042 NSD Co. Ltd. ................. 5,595,872
524,200 NSK Ltd. .................... 3,637,831
2,061 NSW, Inc. .................... 32,881
726 NTT UD REIT Investment Corp. .. 668,956
72,700 OBIC Business Consultants Co. Ltd. 3,222,551
21,300 Obic Co. Ltd. ................. 591,407
30,300 Ogaki Kyoritsu Bank Ltd. (The) .... 1,102,281
6,200 Oita Bank Ltd. (The) ............ 327,707
150,400 Oji Holdings Corp. ............. 889,416
151,800 Okamura Corp. ................ 2,326,632
65,700 Oki Electric Industry Co. Ltd. ..... 865,613
58,100 OKUMA Corp. ................ 1,437,859
46,500 Olympus Corp. ................ 553,157
157,900 Omron Corp. ................. 3,996,474
717,700 Ono Pharmaceutical Co. Ltd. ...... 10,677,851
31,100 Optim Corp.(a) ................ 99,875
14,340 Oracle Corp. Japan ............. 969,219
3,600 Oricon, Inc. .................. 20,028
1,598 Orix JREIT, Inc. ............... 1,069,739
32,800 Osaki Electric Co. Ltd. .......... 263,867
106,640 OSG Corp. ................... 1,800,876
300,800 PAL GROUP Holdings Co. Ltd. ... 3,242,016
36,200 PALTAC Corp. ................ 1,130,724
210,700 Pan Pacific International Holdings
Corp. ................... 1,246,964
5,500 PAPYLESS Co. Ltd. ............ 37,067
2,998,000 Persol Holdings Co. Ltd. ......... 5,238,170
1,600 PIA Corp.(a) .................. 27,594
12,800 Pilot Corp. ................... 401,633
59,800 Pole To Win Holdings, Inc. ....... 122,104
2,500 Poppins Corp. ................. 21,986
2,900 PR Times, Corp. ............... 49,358

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
JAPAN (continued)
153,728 Prestige International, Inc. ........ $ 687,385
40,700 Pronexus, Inc. ................. 304,277
4,800 Qol Holdings Co. Ltd. .......... 65,784
15,900 Raito Kogyo Co. Ltd. ........... 359,075
358,300 Rakus Co. Ltd. ................ 2,038,763
226,700 Relo Group, Inc. ............... 2,566,415
500,500 Resorttrust, Inc. ................ 5,821,272
542,600 Ricoh Co. Ltd. ................ 4,775,273
95,800 Riken Technos Corp. ............ 1,030,054
41,200 Riken Vitamin Co. Ltd. .......... 826,609
237,420 Rinnai Corp. .................. 6,226,982
9,800 Rion Co. Ltd. ................. 173,444
170,900 Rohto Pharmaceutical Co. Ltd. .... 2,824,775
52,600 Ryohin Keikaku Co. Ltd. ......... 1,047,174
29,200 Sac's Bar Holdings, Inc. .......... 153,585
100 Saison Technology Co. Ltd. ....... 1,607
6,000 Sakai Heavy Industries Ltd. ....... 85,100
86,246 Sakata Seed Corp. .............. 2,259,806
1,400 San ju San Financial Group, Inc. ... 45,231
63,600 Sangetsu Corp. ................ 1,296,575
4,300 San-In Godo Bank Ltd. (The) ..... 43,845
462,834 Sankyo Co. Ltd. ............... 7,223,931
46,540 Sankyu, Inc. .................. 2,765,756
262,800 Sansan, Inc.(a) ................. 2,538,679
56,500 Sansha Electric Manufacturing Co.
Ltd. ..................... 370,193
1,842,207 Santen Pharmaceutical Co. Ltd. .... 20,688,523
381,140 Sanwa Holdings Corp. ........... 8,619,734
113,800 Sato Corp. .................... 1,703,029
15,800 Sawai Group Holdings Co. Ltd. .... 241,962
104,496 SCREEN Holdings Co. Ltd. ...... 13,274,692
21,000 Scroll Corp. ................... 176,809
18,000 Secom Co. Ltd. ................ 658,193
27,000 Seibu Holdings, Inc. ............ 714,429
101,800 Seikagaku Corp. ............... 459,139
369,400 Seiko Epson Corp. .............. 4,720,138
38,900 Seiko Group Corp. ............. 1,935,448
28,200 Sekisui House Ltd. ............. 626,464
4,103 Sekisui House Reit, Inc. .......... 2,407,291
32,000 Sekisui Kasei Co. Ltd.(a) ......... 87,258
1,000 SEMITEC Corp. ............... 15,527
27,400 Senshu Ikeda Holdings, Inc. ....... 144,471
19,200 SERAKU Co. Ltd. .............. 205,200
20,700 Seria Co. Ltd. ................. 493,558
75,900 Seven Bank Ltd. ............... 145,807
100,040 SG Holdings Co. Ltd. ........... 963,166
22,000 Shibaura Machine Co. Ltd. ....... 604,161
19,100 Shibaura Mechatronics Corp. ...... 2,890,424
430,900 SHIFT, Inc.(a) ................ 2,037,281
800 Shiga Bank Ltd. (The) ........... 40,786
26,200 Shikoku Bank Ltd. (The) ......... 344,514
77,900 Shikoku Electric Power Co., Inc. ... 788,262
75,900 Shimamura Co. Ltd. ............ 5,088,282
Shares Value
JAPAN (continued)
39,300 Shindengen Electric Manufacturing
Co. Ltd. ................. $ 928,157
14,177 Shinnihonseiyaku Co. Ltd. ........ 188,343
41,000 Shionogi & Co. Ltd. ............ 840,876
424,427 Ship Healthcare Holdings, Inc. ..... 6,983,738
479,300 Shizuoka Financial Group, Inc. .... 7,798,381
10,400 Shizuoka Gas Co. Ltd. ........... 82,187
69,940 Shoei Co. Ltd. ................. 802,168
3,400 Sigma Koki Co. Ltd. ............ 34,448
170,000 SKY Perfect JSAT Holdings, Inc. ... 2,450,698
2,900 SMK Corp. ................... 52,094
356,920 SMS Co. Ltd. ................. 3,768,463
716,500 Socionext, Inc. ................ 9,544,228
116,100 Sodick Co. Ltd. ................ 782,452
12,200 Softcreate Holdings Corp. ........ 163,497
103,713 Soliton Systems KK ............. 1,308,140
105,100 Square Enix Holdings Co. Ltd. ..... 1,815,956
124,600 Starts Corp., Inc. ............... 3,941,051
437,506 Subaru Corp. ................. 9,405,418
73,440 Sugi Holdings Co. Ltd. .......... 1,688,892
40,900 Sumitomo Bakelite Co. Ltd. ....... 1,437,684
3,482,900 Sumitomo Chemical Co. Ltd. ..... 10,577,430
61,400 Sumitomo Electric Industries Ltd. .. 2,667,702
150,400 Sumitomo Heavy Industries Ltd. ... 4,680,321
318,417 Sumitomo Mitsui Trust Group, Inc. . 10,530,229
353,600 Sumitomo Pharma Co. Ltd.(a) ..... 5,248,250
35,400 Sumitomo Realty & Development Co.
Ltd. ..................... 982,444
55,600 Sumitomo Warehouse Co. Ltd. (The) 1,331,080
262,900 Sun Frontier Fudousan Co. Ltd. .... 4,156,864
8,900 Sun*, Inc.(a) .................. 26,051
101,900 Sundrug Co. Ltd. .............. 2,712,768
21,000 Suruga Bank Ltd. .............. 263,111
410,388 Suzuken Co. Ltd. .............. 16,515,227
690,500 Systena Corp. ................. 2,266,568
37,700 Tadano Ltd. .................. 277,464
24,800 Taiheiyo Cement Corp. .......... 679,292
104,000 Taiyo Yuden Co. Ltd. ............ 2,177,979
14,300 Takaoka Toko Co. Ltd. .......... 427,355
21,500 Takara & Co. Ltd. .............. 589,041
126,560 Takara Holdings, Inc. ........... 1,303,954
83,800 Takara Standard Co. Ltd. ......... 1,595,211
49,640 Takeuchi Manufacturing Co. Ltd. .. 2,049,623
848,400 Tamron Co. Ltd. ............... 5,635,534
12,600 Tanseisha Co. Ltd. .............. 124,486
4,100 Tazmo Co. Ltd. ................ 67,185
164,200 TDK Corp. ................... 2,101,836
111,480 TechMatrix Corp. .............. 1,522,801
109,000 Teijin Ltd. .................... 1,052,601
16,900 Temairazu, Inc. ................ 339,070
1,700 Tential, Inc.(a) ................. 43,609
74,048 TIS, Inc. ..................... 2,152,158
2,400 Toa Corp. .................... 25,635

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
JAPAN (continued)
45,100 Tobu Railway Co. Ltd. ........... $ 794,700
12,265 Tochigi Bank Ltd. (The) .......... 66,254
47,700 Toho Bank Ltd. (The) ........... 185,240
38,700 Toho Gas Co. Ltd. .............. 1,279,081
83,500 Toho Holdings Co. Ltd. .......... 2,494,317
24,000 Tokai Corp. ................... 382,114
384,782 Tokai Rika Co. Ltd. ............. 7,782,164
304,733 Tokuyama Corp. ............... 7,951,098
300,800 Tokyo Gas Co. Ltd. ............. 13,306,260
11,000 Tokyo Kiraboshi Financial Group, Inc. 715,753
880 Tokyo Ohka Kogyo Co. Ltd. ...... 41,379
77,700 Tokyo Seimitsu Co. Ltd. ......... 7,003,845
64,446 Tokyo Tatemono Co. Ltd. ........ 1,511,208
164,396 Tokyotokeiba Co. Ltd. ........... 5,693,736
53,600 Tokyu Corp. .................. 604,541
107,086 Tokyu Fudosan Holdings Corp. .... 987,065
1,196 Tokyu REIT, Inc. .............. 1,602,807
61,700 Toli Corp. .................... 303,796
104,085 TOMONY Holdings, Inc. ........ 587,143
52,800 Tosei Corp. ................... 535,983
99,655 Toshiba TEC Corp. ............. 1,671,649
19,300 Tosho Co. Ltd. ................ 93,033
174,600 TOTO Ltd. ................... 5,484,173
25,800 Towa Bank Ltd. (The) ........... 191,883
23,300 Towa Corp. ................... 449,108
126,900 Towa Pharmaceutical Co. Ltd. ..... 2,947,826
6,600 Toyo Denki Seizo KK ........... 84,910
137,920 Toyo Seikan Group Holdings Ltd. .. 3,453,347
8,880 Toyo Suisan Kaisha Ltd. .......... 632,892
65,140 Toyo Tire Corp. ................ 1,749,722
23,300 Toyoda Gosei Co. Ltd. ........... 630,979
112,500 Transcosmos, Inc. .............. 2,740,534
9,283 Trend Micro, Inc.(a) ............ 362,898
2,900 Trinity Industrial Corp. .......... 24,566
356,100 Tsubakimoto Chain Co. ......... 5,446,425
95,720 Tsugami Corp. ................ 1,985,405
51,000 Tsuruha Holdings, Inc. .......... 812,652
1,500 TV Asahi Holdings Corp. ........ 34,602
178,800 UACJ Corp. .................. 2,822,489
31,600 Ubicom Holdings, Inc. .......... 211,742
50,000 Uchida Yoko Co. Ltd. ........... 670,716
260,593 Ulvac, Inc. ................... 13,975,975
5,400 Univance Corp. ................ 28,263
3,200 Ushio, Inc. ................... 57,276
1,122,027 USS Co. Ltd. ................. 12,375,938
6,200 Valor Holdings Co. Ltd. ......... 140,217
49,300 ValueCommerce Co. Ltd. ........ 206,107
84,100 Vector, Inc. ................... 792,309
9,900 Vision, Inc. ................... 82,649
63,500 Visional, Inc.(a) ................ 3,495,454
56,200 Vital KSK Holdings, Inc. ......... 509,126
467,040 Wacom Co. Ltd. ............... 2,251,304
3,100 Wadakohsan Corp. ............. 34,734
Shares Value
JAPAN (continued)
27,800 WDB Holdings Co. Ltd. ......... $ 287,952
30,700 West Japan Railway Co. .......... 626,656
54,920 Workman Co. Ltd. ............. 2,256,986
72,100 Xebio Holdings Co. Ltd. ......... 501,756
30,400 Yakult Honsha Co. Ltd. .......... 489,511
135,700 YAMABIKO Corp. ............. 2,814,661
55,000 Yamaguchi Financial Group, Inc. ... 872,835
616,600 Yamaha Corp. ................. 4,456,365
1,600 Yamanashi Chuo Bank Ltd. (The) ... 48,902
12,000 Yamato Kogyo Co. Ltd. .......... 865,340
38,300 Yaskawa Electric Corp. ........... 1,216,364
87,500 Yodoko Ltd. .................. 792,114
30,300 Yokogawa Electric Corp. ......... 1,003,996
72,240 Yokohama Financial Group, Inc. ... 655,369
27,046 Yokohama Rubber Co. Ltd. (The) ... 1,064,294
3,000 Yokowo Co. Ltd. ............... 42,375
1,300 Yossix Holdings Co. Ltd. ......... 26,418
14,200 Yushin Co. ................... 69,826
48,600 Zacros Corp. .................. 365,536
192,080 Zenkoku Hosho Co. Ltd. ......... 3,814,047
57,400 Zenrin Co. Ltd. ................ 389,071
196,460 Zeon Corp. ................... 2,394,816
25,400 ZERIA Pharmaceutical Co. Ltd. .... 337,113
216,500 ZIGExN Co. Ltd. .............. 654,704
109,080 ZOZO, Inc. .................. 899,367
13,100 Zuken, Inc. ................... 407,999
1,078,413,348
LUXEMBOURG — 0.0%
13,140 Befesa SA(c)(d) ................ 482,529
31,200 RTL Group SA ................ 1,362,821
64,500 Tenaris SA .................... 1,434,297
3,279,647
MALAYSIA — 0.0%
19,549,200 Top Glove Corp. Bhd ........... 3,025,117
NETHERLANDS — 1.3%
393,661 ABN AMRO Bank NV(c)(d) ...... 14,493,406
3,927 Acomo NV ................... 115,674
812,830 Aegon Ltd. ................... 6,337,824
6,798 AMG Critical Materials NV ....... 291,055
26,831 ASM International NV .......... 22,574,569
127,380 ASR Nederland NV ............. 9,237,561
54,600 Corbion NV .................. 1,309,935
31,848 Eurocommercial Properties NV REIT 938,113
9,010 Euronext NV(c)(d) ............. 1,259,172
34,361 ForFarmers NV ................ 226,050
270,146 Koninklijke Ahold Delhaize NV .... 10,554,371
463,732 Koninklijke BAM Groep NV ...... 4,859,213
213,321 Koninklijke Heijmans NV ........ 17,371,485
213,700 Koninklijke KPN NV ........... 1,040,595
29,320 Koninklijke Vopak NV .......... 1,461,773
132,636 NN Group NV ................ 10,499,157

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
NETHERLANDS (continued)
1,694,957 Pharming Group NV(a) .......... $ 3,439,609
41,024 QIAGEN NV ................. 2,169,781
5,828 QIAGEN NV ................. 312,789
27,398 Randstad NV ................. 977,859
74,741 SBM Offshore NV ............. 2,677,318
56,220 Signify NV(c)(d) ............... 1,193,529
177,621 TomTom NV(a) ............... 1,334,843
76,700 Van Lanschot Kempen NV ....... 4,645,825
206,877 Wereldhave NV REIT ........... 5,112,871
124,434,377
NEW ZEALAND — 0.2%
2,289,114 a2 Milk Co. Ltd. (The) .......... 13,501,388
161,788 Argosy Property Ltd. ............ 113,973
24,680 Freightways Group Ltd. .......... 216,953
18,171 Genesis Energy Ltd. ............. 26,586
4,676 Hallenstein Glasson Holdings Ltd. .. 27,873
20,438 Mercury NZ Ltd. .............. 77,895
29,980 Oceania Healthcare Ltd.(a) ....... 15,343
10,598 Property for Industry Ltd. ........ 14,549
38,890 Ryman Healthcare Ltd.(a) ........ 65,096
39,148 SKY Network Television Ltd. ...... 78,727
801,689 Spark New Zealand Ltd. ......... 1,090,895
70,588 TOWER Ltd. ................. 82,027
15,311,305
NORWAY — 1.0%
240,847 ABG Sundal Collier Holding ASA .. 202,321
37,623 AF Gruppen ASA .............. 721,168
506,559 Aker BP ASA .................. 14,801,485
1,433,201 Aker Solutions ASA ............. 5,223,546
64,111 Atea ASA .................... 1,025,190
5,140 Bonheur ASA ................. 135,031
50,799 BW Offshore Ltd. .............. 247,916
16,946 Deep Value Driller AS ........... 38,184
2,274,894 DNO ASA ................... 3,822,001
9,910 Elopak ASA ................... 51,554
168,826 Gjensidige Forsikring ASA ........ 4,799,809
169,506 Kitron ASA ................... 1,451,199
920,199 Leroy Seafood Group ASA ........ 4,536,737
501,917 Mowi ASA ................... 11,538,801
587,079 MPC Container Ships ASA ....... 1,136,606
354,929 Norconsult Norge AS ........... 1,673,202
3,222,179 Norwegian Air Shuttle ASA ....... 5,446,973
140,945 Odfjell Drilling Ltd. ............ 1,400,596
19,121 Odfjell SE - Class A ............. 270,817
22,127 OKEA ASA(a) ................. 53,879
191,433 Orkla ASA ................... 2,270,043
211,514 Petronor E&P ASA ............. 225,340
126,497 Pexip Holding ASA ............. 1,015,339
5,066 PhotoCure ASA(a) .............. 36,349
407,385 SATS ASA .................... 1,700,522
60,817 Sea1 Offshore, Inc.(a) ........... 157,245
23,141 Sentia AS(a) .................. 154,506
Shares Value
NORWAY (continued)
576,918 SFL Corp. Ltd. ................ $ 5,111,493
20,218 Solstad Offshore ASA ........... 106,648
7,081 Sparebank 1 Oestlandet .......... 144,024
94,190 SpareBank 1 SMN .............. 1,893,874
43,300 SpareBank 1 Sor-Norge ASA ...... 874,947
92 Sparebanken More .............. 1,049
435,998 Storebrand ASA ................ 7,628,437
25,920 TGS ASA .................... 271,836
67,324 Veidekke ASA ................. 1,242,948
992,074 Wallenius Wilhelmsen ASA ....... 11,506,637
13,592 Wilh Wilhelmsen Holding ASA - Class
A ...................... 966,774
93,885,026
POLAND — 0.5%
949,297 Allegro.eu SA(a)(c)(d) ........... 7,807,053
275,644 KGHM Polska Miedz SA(a) ....... 25,764,529
2,950,177 Orange Polska SA .............. 9,561,297
43,132,879
PORTUGAL — 0.2%
1,330,015 Banco Comercial Portugues SA - Class
R ...................... 1,441,582
58,188 CTT-Correios de Portugal SA ..... 468,328
5,309 Ibersol SGPS SA ............... 67,021
52,367 Jeronimo Martins SGPS SA ....... 1,235,878
284,675 NOS SGPS SA ................ 1,479,672
218,800 REN - Redes Energeticas Nacionais
SGPS SA ................. 892,180
5,222,137 Sonae SGPS SA ................ 10,956,406
16,541,067
PUERTO RICO — 0.1%
153,173 First BanCorp ................. 3,388,187
76,191 OFG Bancorp ................. 3,070,497
2,860 Popular, Inc. .................. 381,896
6,840,580
RUSSIA — 0.0%
3,531,360 Alrosa PJSC(a)(b)(e) ............ 0
1,189,126,065 Federal Grid Co. - Rosseti PJSC(a)(b)
(e) ...................... 0
4,480,742 Gazprom PJSC(a)(b)(e) .......... 0
1,073,095 Gazprom PJSC - ADR(a)(b)(e) .... 0
112,793 Magnit PJSC(a)(b)(e) ........... 0
532,967 Mobile TeleSystems PJSC(a)(b)(e) .. 0
217,810,135 ROSSETI PJSC(a)(b)(e) ......... 0
1,641,600 Rostelecom PJSC(a)(b)(e) ........ 0
461,432,194 RusHydro PJSC(a)(b)(e) ......... 0
13,369,855 Surgutneftegas PAO(a)(b)(e) ...... 0
243,969 VK IPJSC(a)(b)(e) .............. 0
0
SINGAPORE — 1.0%
1,731,100 AIMS APAC REIT ............. 2,041,231

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
SINGAPORE (continued)
657,019 ASMPT Ltd. .................. $ 8,738,275
37,100 Bukit Sembawang Estates Ltd. ..... 149,322
332,900 CapitaLand Ascendas REIT ....... 745,826
1,047,702 CapitaLand Integrated Commercial
Trust REIT ............... 1,968,405
331,600 Capitaland Investment Ltd. ....... 802,868
243,800 CDL Hospitality Trusts .......... 165,779
685,500 Centurion Corp. Ltd. ........... 819,087
14,062 China Yuchai International Ltd. .... 638,134
205,500 City Developments Ltd. .......... 1,499,127
587,116 ComfortDelGro Corp. Ltd. ....... 678,453
153,200 CSE Global Ltd. ............... 134,883
1,361,200 First Resources Ltd. ............. 2,289,889
518,900 Frasers Centrepoint Trust REIT .... 913,714
1,271,093 Frasers Logistics & Commercial Trust
REIT(c) ................. 1,009,200
35,500 Frasers Property Ltd. ............ 31,534
1,174,325 Genting Singapore Ltd. .......... 678,507
466,200 Golden Agri-Resources Ltd. ....... 106,279
1,222,262 Hafnia Ltd. ................... 7,515,950
43,400 Ho Bee Land Ltd. .............. 83,245
600,700 Hong Leong Asia Ltd. ........... 1,619,685
111,196 iFAST Corp. Ltd. .............. 921,316
491,545 IGG, Inc. .................... 232,178
106,500 InnoTek Ltd. .................. 71,162
1,407 Karooooo Ltd. ................. 70,420
412,400 Keppel DC REIT .............. 739,149
5,491,800 Keppel Pacific Oak US REIT(a)(c) .. 1,345,491
91,600 Kimly Ltd. ................... 30,963
63,207 Kulicke & Soffa Industries, Inc. .... 3,623,657
676,400 Mapletree Logistics Trust REIT .... 717,821
2,120,300 Mapletree Pan Asia Commercial Trust
REIT ................... 2,433,486
1,570,300 Marco Polo Marine Ltd. ......... 185,162
44,300 OUE Ltd. .................... 41,093
893,200 OUE Real Estate Investment Trust
REIT ................... 263,305
274,700 Propnex Ltd.(c) ................ 472,913
3,629,900 Raffles Medical Group Ltd. ....... 2,839,203
304,400 RHT Health Trust(a)(b)(e) ....... 4,547
44,276 Samudera Shipping Line Ltd. ...... 38,634
742,000 Sasseur Real Estate Investment Trust
REIT(c) ................. 399,552
61,900 SATS Ltd. .................... 184,420
30,200 SBS TRANSIT Ltd. ............ 77,631
2,483,739 Sheng Siong Group Ltd. ......... 5,310,723
553,700 SIA Engineering Co. Ltd. ......... 1,436,373
203,100 Singapore Airlines Ltd. .......... 1,013,824
214,000 Singapore Exchange Ltd. ......... 2,965,820
28,900 Singapore Land Group Ltd. ....... 79,287
3,494,100 Starhill Global REIT ............ 1,620,564
46,100 Stoneweg Europe Stapled Trust .... 86,885
Shares Value
SINGAPORE (continued)
321,900 Suntec Real Estate Investment Trust
REIT ................... $ 364,386
2,591,420 UOL Group Ltd. ............... 22,082,378
11,700 Venture Corp. Ltd. ............. 150,377
811,900 Wee Hur Holdings Ltd. .......... 568,030
262,600 Wilmar International Ltd. ........ 699,799
8,347,600 Yangzijiang Financial Holding Ltd. .. 2,329,532
7,210,400 Yangzijiang Maritime Development
Ltd.(a) ................... 3,400,865
89,430,339
SOUTH AFRICA — 1.3%
620,377 African Rainbow Minerals Ltd. .... 9,214,012
279,576 E Media Holdings Ltd. .......... 38,076
1,279,045 Impala Platinum Holdings Ltd. .... 25,020,706
162,442 Investec Plc ................... 1,351,447
936,805 MTN Group Ltd. .............. 10,492,680
600,399 Remgro Ltd. .................. 6,818,801
7,795,883 Sibanye Stillwater Ltd.(a) ......... 35,606,608
649,239 SPAR Group Ltd. (The)(a) ........ 3,563,354
206,436 Valterra Platinum Ltd. ........... 19,424,760
959,834 Vodacom Group Ltd. ............ 8,946,072
120,476,516
SOUTH KOREA — 2.6%
52,818 Green Cross Corp.(a) ............ 6,050,916
381,987 GS Engineering & Construction Corp. 4,981,170
162,324 Hankook Tire & Technology Co. Ltd. 7,161,021
97,792 HD Construction Equipment Co. Ltd. 7,351,083
139,289 Hyundai Department Store Co. Ltd. 9,067,236
54,303 Hyundai Glovis Co. Ltd. ......... 9,129,725
216,450 Kakao Corp. .................. 9,233,035
134,655 LG Electronics, Inc. ............. 9,270,745
49,382 LG Innotek Co. Ltd. ............ 8,405,301
46,435 NCSoft Corp. ................. 7,564,963
18,617 OCI Co. Ltd.(a) ............... 913,131
76,515 OCI Holdings Co. Ltd.(a) ........ 6,134,383
40,508 POSCO Holdings, Inc. .......... 9,779,443
413,593 Samsung E&A Co. Ltd. .......... 8,849,982
281,013 Samsung Electronics Co. Ltd. ..... 31,334,296
411,516 Samsung Heavy Industries Co. Ltd.(a) 8,419,582
84,957 Samsung Life Insurance Co. Ltd. ... 11,113,938
44,861 Samsung SDS Co. Ltd. .......... 5,394,914
178,014 Samsung Securities Co. Ltd. ....... 11,204,716
752,858 SK Networks Co. Ltd. ........... 2,929,001
175,266 SK Square Co. Ltd.(a) ........... 69,405,044
243,693,625
SPAIN — 1.3%
378,222 Acerinox SA .................. 5,608,551
18,304 ACS Actividades de Construccion y
Servicios SA ............... 2,053,560
38,353 Almirall SA ................... 573,727
274,064 ATALAYA MINING COPPER SA . 3,855,159

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
SPAIN (continued)
2,960,445 Banco de Sabadell SA ............ $ 11,597,785
1,161,706 Banco Santander SA ............ 14,844,364
49,500 Bankinter SA .................. 846,091
47,688 CIE Automotive SA ............. 1,627,977
34,646 Construcciones y Auxiliar de
Ferrocarriles SA ............ 2,312,108
22,973 Distribuidora Internacional de
Alimentacion SA(a) ......... 1,066,095
9,960 Elecnor SA ................... 317,584
387,833 Faes Farma SA ................. 2,404,324
45,760 Fluidra SA .................... 1,330,004
1,768,047 Gestamp Automocion SA(c)(d) .... 6,354,328
2,931 Grupo Empresarial San Jose SA .... 28,802
147,674 Linea Directa Aseguradora SA Cia de
Seguros y Reaseguros ........ 205,853
238,629 Logista Integral SA ............. 8,717,711
3,397,954 Mapfre SA .................... 15,539,117
386,277 Melia Hotels International SA ..... 3,447,787
122,851 Merlin Properties Socimi SA REIT .. 1,821,724
171 Metrovacesa SA(c)(d) ............ 2,108
18,258 Pharma Mar SA ................ 1,708,645
703,785 Repsol SA .................... 13,810,703
79,468 Tecnicas Reunidas SA(a) ......... 3,003,013
3,452,112 Unicaja Banco SA(c)(d) .......... 11,809,399
14,386 Vidrala SA .................... 1,505,679
9,450 Viscofan SA .................. 631,768
117,023,966
SWEDEN — 1.8%
42,098 AcadeMedia AB(c)(d) ........... 445,201
66,164 Alfa Laval AB ................. 3,843,194
25,117 Alimak Group AB(c)(d) .......... 384,615
302,032 Alleima AB ................... 2,639,707
63,169 AQ Group AB ................. 1,389,257
359,478 Arjo AB - Class B .............. 1,078,333
46,392 Attendo AB(c)(d) .............. 463,009
324,239 Avanza Bank Holding AB ........ 12,649,234
40,290 Axfood AB ................... 1,380,014
23,477 Beijer Alma AB ................ 697,128
3,592 Berner Industrier AB ............ 38,632
417,376 Betsson AB - Class B ............ 4,901,210
406,013 Billerud Aktiebolag ............. 3,286,392
65,300 BioGaia AB - Class B ............ 803,467
282,803 Boliden AB(a) ................. 19,893,838
173,829 Bravida Holding AB(c)(d) ........ 1,716,336
41,699 Byggmax Group AB ............. 264,495
138,851 Cantargia AB(a) ............... 85,267
6,041 Cellavision AB ................. 99,966
9,817 Cheffelo AB .................. 115,941
37,579 Clas Ohlson AB - Class B ........ 1,286,735
542,978 Cloetta AB - Class B ............ 2,654,085
6,595 Duni AB ..................... 77,593
180 Elanders AB - Class B ........... 1,198
Shares Value
SWEDEN (continued)
196,270 Elekta AB - Class B ............. $ 1,260,359
2,630 Enea AB(a) ................... 19,753
2,231 Enity Holding AB(a) ............ 27,656
101,485 Fagerhult Group AB ............ 426,676
208,215 Getinge AB - Class B ............ 4,567,523
20,675 Granges AB ................... 346,769
153,409 Hacksaw AB(a) ................ 976,169
18,735 Hanza AB .................... 292,356
88,183 Hexpol AB ................... 719,720
49,079 Hoist Finance AB(c)(d) .......... 689,282
6,294 Humana AB .................. 33,528
606,569 Husqvarna AB - Class B .......... 3,107,240
124,952 Instalco AB(c) ................. 357,988
32,000 Inwido AB ................... 552,523
77 Kopparbergs Bryggeri AB - Class B .. 965
47,718 Lagercrantz Group AB - Class B .... 1,047,841
239,029 Loomis AB ................... 9,918,060
15,400 MIPS AB(c) .................. 478,554
271,212 Mycronic AB .................. 6,266,116
185,346 NCC AB - Class B ............. 4,752,515
79 Nederman Holding AB .......... 1,275
36,940 Nelly Group AB(a) ............. 555,707
70,579 Neobo Fastigheter AB(a) ......... 148,170
60,751 Net Insight AB - Class B(a) ....... 14,800
194,257 Nolato AB - Class B ............. 1,269,240
24,702 Norion Bank AB(a) ............. 188,021
7,469 NOTE AB ................... 138,941
14,055 Orexo AB(a) .................. 47,258
34,600 Paradox Interactive AB ........... 503,026
1,148,656 Peab AB - Class B .............. 11,476,888
52,637 Proact IT Group AB ............ 601,566
254 QleanAir AB(a) ................ 593
26,802 Rusta AB ..................... 246,130
227,696 Rvrc Holding AB ............... 1,744,626
9,475 Scandi Standard AB ............. 114,881
304,377 Scandic Hotels Group AB(c)(d) .... 3,037,790
117,076 Sectra AB - Class B ............. 2,894,205
44,000 Securitas AB - Class B ........... 726,624
391,698 SKF AB - Class B .............. 10,228,342
1,722,501 SSAB AB - Class A ............. 14,321,462
958,243 SSAB AB - Class B ............. 7,919,826
521,465 Stillfront Group AB(a) ........... 321,397
156,626 Storytel AB ................... 1,485,815
16,899 Sweco AB - Class B ............. 279,832
62,221 Synsam AB ................... 457,533
6,102 Systemair AB .................. 59,324
50,200 Tele2 AB - Class B .............. 918,337
38,799 Trelleborg AB - Class B .......... 1,568,076
222,062 Truecaller AB - Class B .......... 385,165
1,270,750 Volvo Car AB - Class B(a) ........ 4,245,582
52,521 Wihlborgs Fastigheter AB ........ 543,046
162,479,918

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
SWITZERLAND — 2.2%
145,102 Accelleron Industries AG ......... $ 13,852,309
27,476 Allreal Holding AG ............. 8,032,567
307 APG SGA SA ................. 83,794
132,687 Ascom Holding AG ............. 918,279
1,940 Autoneum Holding AG .......... 317,206
204,551 Avolta AG .................... 12,515,701
30,559 Basilea Pharmaceutica Ag Allschwil(a) 2,134,643
1,000 Belimo Holding AG ............ 1,093,073
3,795 BKW AG .................... 716,242
20,865 Bucher Industries AG ........... 9,662,596
2,102 Burckhardt Compression Holding AG 1,451,999
2,743 Burkhalter Holding AG .......... 498,179
10,484 Cembra Money Bank AG ........ 1,339,234
52 Cham Swiss Properties AG ........ 1,695
2,417 Cicor Technologies Ltd.(a) ........ 384,569
1,188 Cie Financiere Tradition SA ....... 451,810
14,668 DKSH Holding AG ............ 1,075,837
53,372 dormakaba Holding AG ......... 4,011,271
151 Dottikon Es Holding AG(a) ....... 72,663
61,144 EFG International AG ........... 1,556,580
700 Emmi AG .................... 708,104
813 EMS-Chemie Holding AG ....... 632,059
13,680 Flughafen Zurich AG ........... 4,239,995
6,779 Galenica AG(c)(d) .............. 847,101
1,545 Garmin Ltd. .................. 311,534
705 Geberit AG ................... 537,699
2,243,378 Glencore Plc .................. 15,325,609
2 Gurit Holding AG(a) ............ 53
6,096 Hiag Immobilien Holding AG ..... 980,975
52,335 Huber + Suhner AG ............ 10,574,642
6,760 Implenia AG .................. 647,099
14,650 Inficon Holding AG ............ 2,312,011
1,340,353 International Workplace Group Plc . 4,533,826
1,348 Intershop Holding AG ........... 291,902
1,607 Investis Holding SA(c) ........... 322,211
73 Jungfraubahn Holding AG ........ 28,754
10,452 Kardex Holding AG ............ 3,664,048
6,431 Komax Holding AG(a) .......... 556,541
1,151,788 Kongsberg Automotive ASA(a) ..... 258,332
3,181 Lastminute.com NV ............ 58,637
684 LEM Holding SA(a) ............ 249,073
21,230 Logitech International SA ........ 1,830,111
7,910 Medacta Group SA(c)(d) ......... 1,690,359
19 Orell Fuessli AG ............... 2,949
16,136 Partners Group Holding AG ...... 21,916,823
99 Phoenix Mecano AG ............ 56,604
3,961 PolyPeptide Group AG(a)(c)(d) .... 139,881
95,380 PSP Swiss Property AG .......... 19,124,119
4,209 Sensirion Holding AG(a)(c)(d) ..... 311,979
16,462 SFS Group AG ................ 2,414,838
16,400 SGS SA ...................... 1,968,721
66,800 SIG Group AG ................ 1,031,747
2,640 Sonova Holding AG ............ 722,282
Shares Value
SWITZERLAND (continued)
197,904 Straumann Holding AG .......... $ 23,833,985
5,800 Sulzer AG .................... 1,246,957
1,850 Swiss Life Holding AG ........... 2,025,535
8,989 Swissquote Group Holding SA ..... 5,095,375
17,683 Tecan Group AG ............... 3,110,909
51,112 Temenos AG .................. 4,519,119
347 Valiant Holding AG ............ 69,665
1,037 Vaudoise Assurances Holding SA ... 985,958
17,208 Zehnder Group AG ............. 1,829,762
16 Zug Estates Holding AG - Class B .. 48,225
201,226,355
TAIWAN — 0.7%
9,493,432 China Petrochemical Development
Corp.(a) ................. 2,413,329
2,461,000 Ennostar, Inc. ................. 2,748,781
2,945,990 Foxconn Technology Co. Ltd. ..... 5,373,366
498,665 Globalwafers Co. Ltd. ........... 7,875,326
1,720,000 Hon Hai Precision Industry Co. Ltd. 12,051,478
3,106,119 HTC Corp.(a) ................. 4,426,738
389,000 Phison Electronics Corp. ......... 29,419,129
64,308,147
THAILAND — 0.1%
14,652 Fabrinet(a) ................... 7,171,275
408,200 Siam Cement Public Co. Ltd. (The) -
FOR .................... 2,672,468
9,843,743
TURKEY — 0.4%
12,034,603 Anadolu Efes Biracilik Ve Malt Sanayii
AS ...................... 5,316,180
12,787,859 Emlak Konut Gayrimenkul Yatirim
Ortakligi AS REIT .......... 7,498,572
1,894,139 Tekfen Holding AS ............. 3,342,957
4,987,113 Turk Telekomunikasyon AS(a) ..... 7,626,256
3,076,001 Turkcell Iletisim Hizmetleri AS .... 8,268,782
7,970,532 Turkiye Sise ve Cam Fabrikalari AS .. 8,339,486
40,392,233
UNITED KINGDOM — 4.6%
96,228 3i Group Plc .................. 4,412,382
40,092 4imprint Group Plc ............. 2,238,283
9,459 AB Dynamics Plc .............. 165,673
538,922 Aberdeen Group Plc ............ 1,603,181
22,327 accesso Technology Group Plc(a) ... 86,460
476,261 AJ Bell Plc .................... 3,016,029
43,626 Alfa Financial Software Holdings
Plc(c)(d) ................. 128,346
152,652 AO World Plc(a) ............... 226,845
38,852 Applied Nutrition Plc(a) ......... 123,870
328,000 Ashmore Group Plc ............. 1,061,905
246,942 Associated British Foods Plc ....... 6,437,054
93,800 Autotrader Group PLC(c)(d) ...... 690,530
6,003 Avon Technologies Plc ........... 144,077

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
341,966 B&M European Value Retail SA ... $ 825,193
2,196,531 Balfour Beatty Plc .............. 21,460,150
2,238,629 Barclays Plc ................... 14,893,414
265,973 Bicycle Therapeutics Plc - ADR(a) .. 1,707,547
44,900 Big Yellow Group Plc REIT ....... 632,821
3,897 Bloomsbury Publishing Plc ....... 26,502
943,192 Breedon Group Plc ............. 4,341,635
314,000 BT Group Plc ................. 822,158
128,658 Burberry Group Plc(a) ........... 1,934,780
518,687 Central Asia Metals Plc .......... 1,596,927
579,708 Centrica Plc .................. 1,514,698
27,650 CNH Industrial NV ............ 297,514
15,282 Computacenter Plc ............. 695,922
1,629 Costain Group Plc .............. 3,945
78,707 Cranswick Plc ................. 5,664,953
1,627,278 Currys Plc .................... 3,250,961
50,590 Custodian Property Income REIT Plc 58,703
14,828 DFS Furniture Plc(a) ............ 39,971
280,740 dotdigital group Plc ............. 283,503
879,374 Drax Group Plc ................ 10,841,656
244,590 Dunelm Group Plc ............. 3,092,487
1,241,860 easyJet Plc .................... 8,119,251
1,978 Eco Animal Health Group Plc(a) ... 3,045
177,107 Endava Plc - ADR(a) ............ 1,119,316
52,900 Energean Plc .................. 613,469
312,016 EnQuest Plc .................. 52,856
293,386 FDM Group Holdings Plc ........ 647,145
2,555,132 Firstgroup Plc ................. 6,517,131
121,796 Foresight Group Holdings Ltd. .... 704,970
27 Frasers Group Plc(a) ............ 257
14,290 Frontier Developments Plc(a) ...... 92,685
14,623 Fuller Smith & Turner Plc - Class A . 134,863
55,238 Future Plc .................... 409,292
21,075 Galliford Try Holdings Plc ........ 151,111
36,916 Games Workshop Group Plc ...... 8,612,638
1,726 Gaming Realms Plc(a) ........... 945
50,792 Global Ship Lease, Inc. - Class A ... 1,906,732
1,411 Gooch & Housego Plc ........... 13,515
378,222 GSK Plc ..................... 9,711,639
321,336 Halfords Group Plc ............. 660,430
19,000 Halma Plc .................... 921,392
22,413 Hargreaves Services Plc .......... 230,016
23,300 Hikma Pharmaceuticals Plc ....... 487,484
43,842 Hill & Smith Plc ............... 1,337,804
106,680 Howden Joinery Group Plc ....... 1,221,816
469,744 Hunting Plc .................. 2,841,062
17,220 ICG Plc ..................... 427,668
327,866 IG Group Holdings Plc .......... 6,065,551
300,968 IHS Holding Ltd.(a) ............ 2,404,734
14,349 IMI Plc ...................... 542,304
44,850 Immunocore Holdings Plc - ADR(a) 1,459,867
203,521 Impax Asset Management Group Plc 452,264
495,503 Inchcape Plc .................. 5,536,046
Shares Value
UNITED KINGDOM (continued)
493,692 IntegraFin Holdings Plc(c) ........ $ 2,374,535
13,670 InterContinental Hotels Group Plc . 1,842,716
2,536,352 International Consolidated Airlines
Group SA ................ 14,506,193
26,530 International Personal Finance Plc .. 85,310
9,900 Intertek Group Plc ............. 604,723
5,161,165 ITV Plc ...................... 5,738,103
5,481,208 JD Sports Fashion Plc ........... 6,133,673
540,102 JET2 Plc ..................... 9,142,031
391,497 Johnson Matthey Plc ............ 12,642,636
122,502 Johnson Service Group Plc ........ 235,682
906,422 Jupiter Fund Management Plc ..... 2,326,808
392,087 Kainos Group Plc .............. 4,828,610
411,619 Keller Group Plc ............... 9,980,593
1,180,691 Kier Group Plc ................ 3,610,863
2,823,157 Kingfisher Plc ................. 13,037,851
79,665 Lion Finance Group Plc .......... 10,999,069
75,408 Liontrust Asset Management Plc ... 243,516
8,802,175 Lloyds Banking Group Plc ........ 13,122,435
2,587,018 Man Group Plc ................ 9,302,978
835,040 Marston's Plc(a) ............... 690,147
28,220 McBride Plc .................. 61,938
72,175 Mears Group Plc ............... 362,945
3,711,849 Mitie Group Plc ............... 8,512,586
565,584 MONY Group Plc .............. 1,444,129
165,786 Moonpig Group Plc ............. 486,600
232,000 Morgan Advanced Materials Plc .... 726,977
164,100 Morgan Sindall Group Plc ........ 11,070,129
36,911 MP Evans Group Plc ............ 659,119
1,472,459 NatWest Group Plc ............. 13,402,711
228,091 Next 15 Group Plc ............. 1,093,940
10,136 Next Plc ..................... 1,839,802
179,985 Ninety One Plc ................ 622,602
2,626 Odfjell Technology Ltd. .......... 15,951
30,511 On the Beach Group Plc(c)(d) ..... 91,432
1,535,794 OSB Group Plc ................ 12,829,680
59,769 Oxford Metrics Plc(a) ........... 47,108
627,544 Paragon Banking Group Plc ....... 7,625,255
110,796 Pearson Plc ................... 1,451,492
3,260 Pentair Plc .................... 343,506
374,385 Pets at Home Group Plc ......... 1,048,145
73,152 Pharos Energy Plc .............. 21,821
1,314,752 Picton Property Income Ltd. REIT . 1,493,204
295,239 Polar Capital Holdings Plc ........ 2,387,583
511,173 Primary Health Properties Plc REIT . 724,644
567,980 QinetiQ Group Plc ............. 3,897,635
926,440 Quilter Plc(c)(d) ............... 2,463,130
134,617 Rank Group Plc ............... 162,283
19,737 Renew Holdings Plc ............ 253,327
55,870 Renishaw Plc .................. 2,905,089
867,634 Rightmove Plc ................. 5,869,650
197,400 Rotork Plc .................... 955,117
80,556 RS GROUP Plc ................ 738,533

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
524 S&U Plc ..................... $ 16,993
308,649 S4 Capital Plc ................. 111,920
391,829 Safestore Holdings Plc REIT ...... 4,434,037
82,220 Savills Plc .................... 1,212,812
198,628 Serco Group Plc ............... 815,378
25,190 Smiths Group Plc .............. 865,165
74,224 Smiths News Plc ............... 69,470
300,871 Softcat Plc .................... 5,887,265
437,519 Speedy Hire Plc ................ 153,262
266,436 SSP Group Plc ................ 667,542
4,292 Stolt-Nielsen Ltd. .............. 134,814
7,763 Tatton Asset Management Plc ..... 72,233
78,200 TechnipFMC Plc ............... 4,357,304
34,014 Telecom Plus Plc ............... 619,954
2,201,949 Tesco Plc ..................... 12,811,433
969,075 TP ICAP Group Plc ............ 3,381,386
324,661 Trainline Plc(a)(c)(d) ............ 908,047
2,050,447 Trustpilot Group Plc(a)(c)(d) ...... 5,168,153
684,211 Vesuvius Plc .................. 4,302,960
651,509 Vistry Group Plc(a) ............. 5,930,207
140,892 Watkin Jones Plc(a) ............. 56,005
484,288 Wickes Group Plc .............. 1,510,900
523,449 XPS Pensions Group Plc(c) ....... 2,478,265
16,973 Zotefoams Plc ................. 96,152
420,837,565
UNITED STATES — 38.3%
170,736 A10 Networks, Inc. ............. 2,977,636
304,121 Academy Sports & Outdoors, Inc. .. 16,729,696
149,600 ACADIA Pharmaceuticals, Inc.(a) .. 3,759,448
127,332 ACI Worldwide, Inc.(a) .......... 5,521,116
55,716 ACM Research, Inc. - Class A(a) ... 3,238,214
8,348 Acuity, Inc. ................... 2,581,536
528,400 Adamas Trust, Inc. REIT ......... 4,227,200
480,861 AdaptHealth Corp.(a) ........... 4,832,653
176,473 ADMA Biologics, Inc.(a) ......... 3,052,983
53,540 Adtalem Global Education, Inc.(a) .. 5,544,067
49,629 Advanced Energy Industries, Inc. ... 12,673,261
2,880 AECOM ..................... 277,718
2,645 Aflac, Inc. .................... 293,463
25,704 Agilysys, Inc.(a) ................ 2,229,822
14,340 Alexander's, Inc. REIT .......... 3,511,866
4,920 Alliant Energy Corp. ............ 324,277
1,450 Allstate Corp. (The) ............. 288,536
150,208 Amalgamated Financial Corp. ..... 5,834,079
124,000 Amentum Holdings, Inc.(a) ....... 4,436,720
26,505 American Airlines Group, Inc.(a) ... 352,517
254,837 American Assets Trust, Inc. REIT ... 4,602,356
224,693 American Eagle Outfitters, Inc. .... 5,237,594
43,100 American States Water Co. ........ 3,144,576
840 Ameriprise Financial, Inc. ........ 442,840
290,693 Ameris Bancorp ................ 23,435,670
120,747 Amphastar Pharmaceuticals, Inc.(a) . 3,198,588
Shares Value
UNITED STATES (continued)
57,722 ANI Pharmaceuticals, Inc.(a) ...... $ 4,724,546
185,261 APA Corp. ................... 4,892,743
1,012,780 API Group Corp.(a) ............ 42,101,265
80,908 Apogee Enterprises, Inc. .......... 3,004,114
1,465 Appfolio, Inc. - Class A(a) ........ 278,174
61,674 Applied Industrial Technologies, Inc. 16,060,526
1,755 AppLovin Corp. - Class A(a) ...... 830,308
64,452 ArcBest Corp. ................. 5,814,859
40,308 Arcosa, Inc. ................... 4,614,057
45,792 Armstrong World Industries, Inc. ... 8,413,822
2,585 Arrow Electronics, Inc.(a) ........ 342,487
77,679 Arrowhead Pharmaceuticals, Inc.(a) . 5,385,485
13,025 Asbury Automotive Group, Inc.(a) .. 3,054,493
128,075 ASGN, Inc.(a) ................. 6,671,427
118,393 Associated Banc-Corp. ........... 3,227,393
1,470 Assurant, Inc. ................. 350,051
107,400 Atlantic Union Bankshares Corp. ... 4,171,416
1,535 AvalonBay Communities, Inc. REIT 272,723
1,635 Avery Dennison Corp. ........... 303,309
80,571 Avista Corp. .................. 3,326,777
37,711 Axcelis Technologies, Inc.(a) ....... 3,321,208
224,184 Axogen, Inc.(a) ................ 7,812,812
10,165 Axon Enterprise, Inc.(a) .......... 4,915,591
73,814 Axos Financial, Inc.(a) ........... 7,306,848
29,273 AZZ, Inc. .................... 3,638,341
107,824 Badger Meter, Inc. .............. 15,804,842
7,500 Baker Hughes Co. .............. 420,300
21,017 Balchem Corp. ................ 3,576,463
385,982 Banc of California, Inc. .......... 7,711,920
52,139 Bancorp, Inc. (The)(a) ........... 3,099,142
23,764 Bank First Corp. ............... 3,316,029
5,470 Bank of New York Mellon Corp. (The) 655,962
120,962 BankUnited, Inc. ............... 5,742,066
68,773 Bel Fuse, Inc. - Class B .......... 13,836,440
65,368 Benchmark Electronics, Inc. ....... 3,408,288
390,855 Bentley Systems, Inc. - Class B ..... 13,726,828
4,030 Best Buy Co., Inc. .............. 262,353
85,932 BioMarin Pharmaceutical, Inc.(a) ... 4,858,595
58,434 Bio-Techne Corp. .............. 3,745,035
334,469 BJ's Wholesale Club Holdings, Inc.(a) 30,918,314
58,346 BlackLine, Inc.(a) .............. 2,711,339
87,104 Bloom Energy Corp. - Class A(a) ... 13,184,932
23,478 Boot Barn Holdings, Inc.(a) ....... 4,190,353
256,293 Booz Allen Hamilton Holding Corp. 22,661,427
238,618 BorgWarner, Inc. ............... 11,312,879
122,864 Box, Inc. - Class A(a) ............ 3,114,602
69,558 Bread Financial Holdings, Inc. ..... 5,045,737
101,571 Bright Horizons Family Solutions, Inc.
(a) ...................... 9,408,522
882,235 BrightView Holdings, Inc.(a) ...... 11,786,660
67,440 Brinker International, Inc.(a) ...... 10,636,637
179,130 Broadstone Net Lease, Inc. REIT ... 3,315,696
12,843 Brookfield Renewable Corp. ....... 534,885

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
UNITED STATES (continued)
43,377 Brunswick Corp. ............... $ 3,479,703
120,078 BWX Technologies, Inc. .......... 24,667,624
44,899 BXP, Inc. REIT ................ 2,903,618
725 CACI International, Inc. - Class A(a) 449,921
259,657 Cactus, Inc. - Class A ............ 14,600,513
361,638 Cadence Bank ................. 15,228,576
84,756 California Resources Corp. ........ 4,534,446
63,886 Calix, Inc.(a) .................. 2,853,788
57,896 Cal-Maine Foods, Inc. ........... 4,836,053
8,190 Campbell's Co. (The) ............ 229,156
486,687 Cargurus, Inc.(a) ............... 15,768,659
87,024 Carlisle Cos., Inc. .............. 29,665,611
149,355 CarMax, Inc.(a) ................ 6,652,272
101,915 Carter's, Inc. .................. 3,527,278
71,157 Cathay General Bancorp ......... 3,641,815
31,756 Cavco Industries, Inc.(a) ......... 15,624,587
1,340,735 CCC Intelligent Solutions Holdings,
Inc.(a) ................... 10,162,771
147,985 CDW Corp. .................. 18,703,824
103,653 Central Garden & Pet Co. - Class A(a) 3,179,038
99,651 Central Pacific Financial Corp. ..... 3,245,633
102,149 Century Aluminum Co.(a) ........ 4,630,414
3,330 CH Robinson Worldwide, Inc. ..... 649,184
47,253 Champion Homes, Inc.(a) ........ 3,703,690
20,523 Charles River Laboratories
International, Inc.(a) ........ 4,319,681
47,944 Cheesecake Factory, Inc. (The) ..... 2,778,834
2,600 Cheniere Energy, Inc. ........... 549,952
39,268 Churchill Downs, Inc. ........... 3,862,400
25,194 City Holding Co. .............. 3,101,129
180,517 Clean Harbors, Inc.(a) ........... 46,918,173
96,137 Clear Secure, Inc. - Class A ....... 3,135,989
179,389 Clearway Energy, Inc. - Class C .... 6,484,912
357,303 Coeur Mining, Inc.(a) ........... 7,303,273
9,240 Cognex Corp. ................. 357,958
3,715 Cognizant Technology Solutions Corp.
- Class A ................. 304,853
97,655 Collegium Pharmaceutical, Inc.(a) .. 4,484,318
87,125 Columbia Sportswear Co. ........ 4,816,270
16,029 Comfort Systems USA, Inc. ....... 18,306,721
4,961 Commerce Bancshares, Inc. ....... 261,147
116,034 CONMED Corp. .............. 4,454,545
148,758 Construction Partners, Inc. - Class
A(a) .................... 16,345,529
185,676 Cooper Cos., Inc. (The)(a) ........ 15,110,313
75,759 Corcept Therapeutics, Inc.(a) ...... 3,020,511
497,332 Core & Main, Inc. - Class A(a) .... 26,537,636
127,404 Corebridge Financial, Inc. ........ 3,927,865
164,918 CoreCivic, Inc.(a) .............. 3,055,931
55,917 CorVel Corp.(a) ............... 3,893,501
66,309 Cracker Barrel Old Country Store, Inc. 1,997,227
105,737 Crane Co. .................... 19,311,806
Shares Value
UNITED STATES (continued)
61,184 Credo Technology Group Holding
Ltd.(a) ................... $ 7,665,132
3,060 Crown Castle, Inc. REIT ......... 265,639
3,125 Crown Holdings, Inc. ........... 327,125
42,590 CSW Industrials, Inc. ........... 11,498,448
71,843 CTS Corp. ................... 3,693,449
120,030 Cullen/Frost Bankers, Inc. ........ 16,542,535
21,649 Curtiss-Wright Corp. ............ 14,216,682
430,253 Cushman & Wakefield Ltd.(a) ..... 7,073,359
686,498 CVB Financial Corp. ............ 13,530,876
6,575 Daily Journal Corp.(a) ........... 3,855,383
206,922 Dana, Inc. .................... 5,980,046
748,335 Dauch Corpor ation(a) ........... 5,964,230
2,235 DaVita, Inc.(a) ................ 244,375
49,092 Deckers Outdoor Corp.(a) ........ 5,858,639
88,161 Devon Energy Corp. ............ 3,544,954
66,893 Digi International, Inc.(a) ........ 2,881,082
1,595 Digital Realty Trust, Inc. REIT .... 264,690
70,306 DigitalOcean Holdings, Inc.(a) .... 3,884,406
242,009 Diodes, Inc.(a) ................ 14,324,513
27,000 Diversified Energy Co. ........... 352,460
222,019 DNOW, Inc.(a) ................ 3,372,469
2,450 Dollar General Corp. ............ 351,404
2,900 Dollar Tree, Inc.(a) ............. 341,011
665 Domino's Pizza, Inc. ............ 272,869
148,414 Dorman Products, Inc.(a) ........ 18,433,019
286,154 DoubleVerify Holdings, Inc.(a) .... 3,096,186
588,969 Douglas Emmett, Inc. REIT ...... 6,219,513
11,740 Dropbox, Inc. - Class A(a) ........ 299,135
525 Duolingo, Inc.(a) ............... 70,381
126,047 D-Wave Quantum, Inc.(a) ........ 2,674,717
23,732 Dycom Industries, Inc.(a) ........ 8,647,703
1,395 Eagle Materials, Inc. ............ 284,315
3,440 East West Bancorp, Inc. .......... 393,674
357,278 Eastern Bankshares, Inc. ......... 7,318,840
123,899 Eastman Chemical Co. .......... 8,588,679
4,800 eBay, Inc. .................... 437,856
55,371 EchoStar Corp. - Class A(a) ....... 6,269,105
893,194 Element Solutions, Inc. .......... 25,991,945
712,061 Empire State Realty Trust, Inc. - Class
A REIT .................. 4,720,964
3,085 Encompass Health Corp. ......... 291,625
135,481 Encore Capital Group, Inc.(a) ..... 7,478,551
254,935 Enerpac Tool Group Corp. ........ 10,289,177
113,600 Enphase Energy, Inc.(a) .......... 4,200,928
61,786 Enpro, Inc. ................... 14,753,261
132,265 Ensign Group, Inc. (The) ......... 22,704,610
108,094 Entegris, Inc. .................. 12,762,659
3,430 Entergy Corp. ................. 328,903
34,558 ePlus, Inc. .................... 2,965,422
118,010 Equifax, Inc. .................. 23,767,214
71,463 Equitable Holdings, Inc. ......... 3,315,883
3,915 Equity Residential REIT ......... 243,983

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
UNITED STATES (continued)
209,773 Esab Corp. ................... $ 25,403,510
75,170 ESCO Technologies, Inc. ......... 17,151,539
1,135 Essex Property Trust, Inc. REIT .... 285,872
139,921 Etsy, Inc.(a) ................... 7,410,216
2,730 Euronet Worldwide, Inc.(a) ....... 197,816
60,841 Everus Construction Group, Inc.(a) . 5,383,820
248,605 ExlService Holdings, Inc.(a) ....... 9,732,886
2,045 Expedia Group, Inc. ............ 541,598
2,805 Expeditors International of
Washington, Inc. ........... 450,315
1,980 Extra Space Storage, Inc. REIT .... 273,181
1,415 F5, Inc.(a) .................... 389,988
8,360 Fastenal Co. .................. 362,490
190,960 Federal Signal Corp. ............ 20,640,866
229,351 First Hawaiian, Inc. ............. 6,089,269
135,721 First Horizon Corp. ............. 3,323,807
137,160 First Interstate BancSystem, Inc. -
Class A .................. 4,865,065
131,407 FirstCash Holdings, Inc. ......... 22,404,893
292,461 Flowers Foods, Inc. ............. 3,342,829
269,205 FormFactor, Inc.(a) ............. 18,976,260
63,583 Fortune Brands Innovations, Inc. ... 3,439,840
6,935 Fox Corp. - Class A ............. 504,729
107,582 Frontdoor, Inc.(a) .............. 6,359,172
267,623 Fulton Financial Corp. ........... 5,526,415
14,202 Gartner, Inc.(a) ................ 2,976,881
284,710 Gates Industrial Corp. Plc(a) ...... 6,554,024
10,870 Gen Digital, Inc. ............... 260,771
2,240 Generac Holdings, Inc.(a) ........ 376,410
5,090 General Mills, Inc. .............. 235,463
129,199 Gentherm, Inc.(a) .............. 4,129,200
851,363 Genworth Financial, Inc.(a) ....... 7,100,367
63,675 Gibraltar Industries, Inc.(a) ....... 3,263,980
374,959 Global Net Lease, Inc. REIT ...... 3,547,112
175,070 Globus Medical, Inc. - Class A(a) ... 15,875,348
1,690 GoDaddy, Inc. - Class A(a) ....... 169,879
42,310 Granite Construction, Inc. ........ 5,108,509
48,219 Green Brick Partners, Inc.(a) ...... 3,345,916
136,227 Griffon Corp. ................. 11,095,689
7,541 Group 1 Automotive, Inc. ........ 2,671,475
46,093 Guidewire Software, Inc.(a) ....... 6,488,051
93,555 Hamilton Lane, Inc. - Class A ..... 13,213,708
226,641 Hancock Whitney Corp. ......... 15,592,901
17,307 Hanover Insurance Group, Inc. (The) 3,013,841
1,710 Hartford Insurance Group, Inc. (The) 230,953
5,010 Hasbro, Inc. .................. 447,443
22,242 Hawkins, Inc. ................. 2,897,020
129,471 HB Fuller Co. ................. 7,781,207
11,235 HCI Group, Inc. ............... 1,782,657
200,804 Healthcare Realty Trust, Inc. REIT .. 3,371,499
168,232 Healthcare Services Group, Inc.(a) .. 3,166,126
180,670 HealthEquity, Inc.(a) ............ 15,477,999
739,054 Hecla Mining Co. .............. 16,643,496
Shares Value
UNITED STATES (continued)
114,496 Helios Technologies, Inc. ......... $ 7,417,051
1,810 Hershey Co. (The) .............. 352,498
95,468 HF Sinclair Corp. .............. 4,963,381
219,615 Highwoods Properties, Inc. REIT ... 5,677,048
165,032 Hilltop Holdings, Inc. ........... 6,180,448
1,125 Hilton Worldwide Holdings, Inc. ... 335,824
14,000 Hingham Institution For Savings The 4,178,300
76,060 HNI Corp. ................... 3,634,907
69,787 Horace Mann Educators Corp. ..... 3,127,155
74,810 Hub Group, Inc. - Class A ........ 3,559,460
725 Hubbell, Inc. .................. 353,757
37,247 ICF International, Inc. ........... 3,473,283
58,601 IDEXX Laboratories, Inc.(a) ...... 39,289,626
21,909 Impinj, Inc.(a) ................. 3,025,633
4,375 Incyte Corp.(a) ................ 437,806
135,462 Indivior Pharmaceuticals, Inc.(a) ... 4,792,646
55,257 Ingevity Corp.(a) ............... 3,635,358
63,469 Innovative Industrial Properties, Inc.
REIT ................... 3,066,822
208,734 Innovex International, Inc.(a) ...... 5,187,040
63,102 Insight Enterprises, Inc.(a) ........ 5,301,830
70,554 Installed Building Products, Inc. .... 20,329,430
1,554 Insulet Corp.(a) ................ 397,529
9,040 Interactive Brokers Group, Inc. - Class
A ...................... 676,915
84,871 InterDigital, Inc. ............... 27,705,289
102,512 International Seaways, Inc. ........ 6,114,841
128,340 Invitation Homes, Inc. REIT ...... 3,430,528
136,910 IonQ, Inc.(a) .................. 5,473,662
217,100 Iridium Communications, Inc. ..... 4,324,632
2,530 Iron Mountain, Inc. REIT ........ 233,089
45,004 Itron, Inc.(a) .................. 4,458,996
75,985 J & J Snack Foods Corp. ......... 7,218,575
2,600 Jabil, Inc. .................... 616,694
96,359 Jackson Financial, Inc. - Class A .... 11,459,012
625 JB Hunt Transport Services, Inc. ... 126,700
396,993 JBG SMITH Properties REIT ..... 6,685,362
155,279 JBT Marel Corp. ............... 24,426,939
2,865 JM Smucker Co. (The) .......... 300,424
100,361 John Wiley & Sons, Inc. - Class A .. 3,134,274
1,355 Jones Lang LaSalle, Inc.(a) ........ 484,968
38,200 Kadant, Inc. .................. 12,263,728
29,809 Kaiser Aluminum Corp. .......... 3,655,180
111,368 Kennametal, Inc. ............... 3,829,946
143,853 Keros Therapeutics, Inc.(a) ........ 2,576,407
237,350 Keysight Technologies, Inc.(a) ..... 51,345,926
104,001 Kforce, Inc. ................... 3,674,355
76,700 Kilroy Realty Corp. REIT ........ 2,644,616
22,940 Kinder Morgan, Inc. ............ 699,441
16,367 Kinsale Capital Group, Inc. ....... 6,479,368
158,321 Knowles Corp.(a) .............. 3,837,701
208,001 Kohl's Corp. .................. 3,633,777
50,093 Kontoor Brands, Inc. ............ 2,992,055

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
UNITED STATES (continued)
45,836 Korn Ferry ................... $ 3,184,227
69,159 Kratos Defense & Security Solutions,
Inc.(a) ................... 7,124,069
20,067 Krystal Biotech, Inc.(a) .......... 5,603,509
106,520 Labcorp Holdings, Inc. .......... 28,922,310
6,010 Lattice Semiconductor Corp.(a) .... 483,925
26,820 LCI Industries ................. 3,934,226
2,235 Leidos Holdings, Inc. ............ 420,806
37,382 LeMaitre Vascular, Inc. .......... 3,176,349
142,267 Levi Strauss & Co. - Class A ...... 2,828,268
369,590 Liberty Latin America Ltd. - Class
C(a) .................... 2,875,410
60,077 Ligand Pharmaceuticals, Inc.(a) .... 11,540,792
169,618 Light & Wonder, Inc.(a) ......... 19,675,688
83,692 Limbach Holdings, Inc.(a) ........ 7,195,838
1,445 Lincoln Electric Holdings, Inc. ..... 383,431
187,734 Lincoln National Corp. .......... 7,811,612
12,038 Littelfuse, Inc. ................. 3,897,423
212,233 Live Nation Entertainment, Inc.(a) .. 30,869,290
105,059 LiveRamp Holdings, Inc.(a) ....... 2,558,187
122,000 LKQ Corp. ................... 4,007,700
3,555 Loews Corp. .................. 375,301
597,802 Lumen Technologies, Inc.(a) ...... 5,272,614
87,002 LXP Industrial Trust REIT ........ 4,310,949
1,700 M&T Bank Corp. .............. 376,669
24,037 M/I Homes, Inc.(a) ............. 3,213,747
113,730 MACOM Technology Solutions
Holdings, Inc.(a) ........... 24,913,694
58,470 Madison Square Garden
Entertainment Corp.(a) ...... 3,617,539
15,182 Madison Square Garden Sports Corp.
(a) ...................... 4,304,856
754,380 Magnolia Oil & Gas Corp. - Class A 19,244,234
150,918 Manhattan Associates, Inc.(a) ...... 22,790,127
4,930 Masco Corp. .................. 325,824
2,565 MasTec, Inc.(a) ................ 616,831
198,958 Matador Resources Co. .......... 9,000,860
9,440 Match Group, Inc. .............. 294,056
28,470 Materion Corp. ................ 3,936,832
30,334 Matson, Inc. .................. 4,862,540
4,340 McCormick & Co, Inc. .......... 268,342
283,462 MDU Resources Group, Inc. ...... 5,813,806
64,378 Medpace Holdings, Inc.(a) ........ 37,498,897
191,171 Mercury Systems, Inc.(a) ......... 17,947,133
111,932 Merit Medical Systems, Inc.(a) ..... 9,076,566
55,026 Meritage Homes Corp. .......... 3,824,857
3,805 MetLife, Inc. .................. 300,138
245 Mettler-Toledo International, Inc.(a) 336,444
117,991 Millrose Properties, Inc. REIT ..... 3,516,132
196,556 Mirion Technologies, Inc.(a) ...... 4,882,451
70,880 MKS, Inc. .................... 16,685,861
75,859 Modine Manufacturing Co.(a) ..... 14,008,123
35,200 Mohawk Industries, Inc.(a) ....... 4,166,976
Shares Value
UNITED STATES (continued)
178,319 Monro, Inc. .................. $ 3,338,132
22,511 Moog, Inc. - Class A ............ 6,873,734
44,225 MSA Safety, Inc. ............... 7,834,459
184,389 Mueller Industries, Inc. .......... 25,102,718
128,459 Mueller Water Products, Inc. - Class A 3,477,385
331,595 Murphy Oil Corp. .............. 9,977,694
36,292 Murphy USA, Inc. .............. 15,333,733
17,849 MYR Group, Inc.(a) ............ 4,462,964
508,614 Nasdaq, Inc. .................. 49,279,610
143,586 National Bank Holdings Corp. - Class
A ...................... 5,769,285
38,283 National Fuel Gas Co. ........... 3,206,201
23,298 National HealthCare Corp. ....... 3,334,177
173,501 National Storage Affiliates Trust REIT 5,519,067
107,428 National Vision Holdings, Inc.(a) ... 2,830,728
2,715 NetApp, Inc. .................. 261,590
113,283 NetScout Systems, Inc.(a) ........ 3,150,400
397,247 NETSTREIT Corp. ............ 7,484,133
2,310 Neurocrine Biosciences, Inc.(a) .... 314,299
10,110 News Corp. - Class A ............ 273,273
59,716 Nextpower, Inc. - Class A(a) ....... 6,992,146
24,278 Nicolet Bankshares, Inc. .......... 3,544,102
8,660 NiSource, Inc. ................. 383,551
102,410 Noble Corp. Plc ............... 3,647,844
3,680 Northern Trust Corp. ........... 549,902
67,227 Northwest Natural Holding Co. .... 3,130,089
85,395 Novanta, Inc.(a) ............... 11,489,043
119,856 NRG Energy, Inc. .............. 18,293,621
39 NVR, Inc.(a) .................. 297,793
158,180 OceanFirst Financial Corp. ....... 2,965,875
44,887 Oklo, Inc.(a) .................. 3,573,903
2,915 Okta, Inc.(a) .................. 246,259
1,765 Old Dominion Freight Line, Inc. ... 305,698
667,179 Old National Bancorp ........... 16,299,183
3,975 Omnicom Group, Inc. ........... 306,234
63,727 ON Semiconductor Corp.(a) ...... 3,816,610
79,955 Onto Innovation, Inc.(a) ......... 16,154,908
114,455 Openlane, Inc.(a) .............. 3,438,228
11,898 OSI Systems, Inc.(a) ............ 2,976,166
625 Owens Corning ................ 74,900
4,845 Palantir Technologies, Inc. - Class A(a) 710,229
72,030 Palomar Holdings, Inc.(a) ........ 8,902,188
75,614 Papa John's International, Inc. ..... 2,659,344
122,573 Par Pacific Holdings, Inc.(a) ....... 4,625,905
19,472 Park National Corp. ............ 3,172,768
85,368 Patrick Industries, Inc. ........... 10,770,881
2,185 Paychex, Inc. .................. 225,339
1,690 Paycom Software, Inc. ........... 227,728
1,765 Paylocity Holding Corp.(a) ....... 238,240
145,955 Pediatrix Medical Group, Inc.(a) ... 3,120,518
141,941 Penguin Solutions, Inc.(a) ........ 2,726,687
316,830 Perimeter Solutions, Inc.(a) ....... 8,285,105
80,908 Phibro Animal Health Corp. - Class A 3,248,456

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
UNITED STATES (continued)
187,991 Phillips Edison & Co., Inc. REIT ... $ 6,810,914
81,734 Phinia, Inc. ................... 5,817,009
120,559 Photronics, Inc.(a) .............. 4,167,725
474,200 Piedmont Realty Trust, Inc. REIT .. 3,992,764
32,003 Pinnacle Financial Partners, Inc. .... 3,043,165
3,250 Pinnacle West Capital Corp. ...... 304,070
309,716 Pitney Bowes, Inc. .............. 3,230,338
64,310 PJT Partners, Inc. - Class A ....... 11,127,559
186,428 Planet Fitness, Inc. - Class A(a) .... 16,972,405
23,498 Plexus Corp.(a) ................ 4,683,856
69,626 Polaris, Inc. ................... 4,444,924
960 Pool Corp. ................... 243,926
11,200 Powell Industries, Inc. ........... 4,968,208
99,974 Power Integrations, Inc. .......... 4,592,806
187,385 Prestige Consumer Healthcare, Inc.(a) 12,080,711
12,250 Primerica, Inc. ................. 3,222,240
32,200 Primoris Services Corp. .......... 4,773,650
4,325 Principal Financial Group, Inc. ..... 409,664
93,349 Progress Software Corp.(a) ........ 3,819,841
49,762 Protagonist Therapeutics, Inc.(a) ... 4,070,532
2,965 Prudential Financial, Inc. ......... 329,441
52,400 PTC Therapeutics, Inc.(a) ........ 3,957,772
825 Public Storage REIT ............ 227,857
5,745 Pure Storage, Inc. - Class A(a) ..... 399,507
243,392 Q2 Holdings, Inc.(a) ............ 14,907,760
36,364 QCR Holdings, Inc. ............ 3,282,215
855 Quanta Services, Inc. ............ 405,809
1,815 Quest Diagnostics, Inc. .......... 339,459
211,989 QuinStreet, Inc.(a) ............. 2,817,334
123,277 Radian Group, Inc. ............. 4,055,813
266,024 RadNet, Inc.(a) ................ 18,648,282
76,335 Ralliant Corp. ................. 4,043,465
1,025 Ralph Lauren Corp. ............. 362,245
45,284 Rambus, Inc.(a) ................ 5,154,678
39,610 RBC Bearings, Inc.(a) ........... 19,791,929
81,494 Red Rock Resorts, Inc. - Class A .... 5,144,716
93,432 Reddit, Inc. - Class A(a) .......... 16,842,987
20,807 Regal Rexnord Corp. ............ 3,360,331
1,605 Reinsurance Group of America, Inc. . 325,414
980 Reliance, Inc. ................. 322,910
1,220 ResMed, Inc. .................. 315,138
34,454 Revvity, Inc. .................. 3,748,595
95,034 REX American Resources Corp.(a) .. 3,213,100
124,318 Rigetti Computing, Inc.(a) ........ 2,258,858
283,345 Robert Half, Inc. ............... 9,806,570
230,719 Rollins, Inc. .................. 14,613,741
1,125 Royal Caribbean Cruises Ltd. ...... 365,231
2,025 Royal Gold, Inc. ............... 533,203
56,404 Rush Enterprises, Inc. - Class A .... 3,620,573
457,975 Ryan Specialty Holdings, Inc. ...... 22,111,033
119,849 Ryman Hospitality Properties, Inc.
REIT ................... 11,349,700
75,836 S&T Bancorp, Inc. ............. 3,233,647
Shares Value
UNITED STATES (continued)
114,548 Saia, Inc.(a) ................... $ 38,358,689
199,688 Sally Beauty Holdings, Inc.(a) ..... 3,039,251
60,084 Sanmina Corp.(a) .............. 8,512,701
1,220 SBA Communications Corp. REIT . 224,614
119,581 Schneider National, Inc. - Class B .. 3,209,554
112,338 Scholastic Corp. ............... 3,928,460
707 Seaboard Corp. ................ 3,593,172
86,140 Semtech Corp.(a) .............. 6,869,665
90,033 Sensata Technologies Holding Plc ... 3,114,241
123,860 Sensient Technologies Corp. ....... 11,707,247
67,754 Signet Jewelers Ltd. ............. 6,251,662
1,665 Simon Property Group, Inc. REIT .. 318,531
83,820 Simpson Manufacturing Co., Inc. .. 14,817,700
635,100 SITE Centers Corp. REIT ........ 3,886,812
5,903 SiTime Corp.(a) ............... 2,143,438
32,302 SkyWest, Inc.(a) ............... 3,117,789
5,395 Skyworks Solutions, Inc. ......... 300,825
131,239 SLM Corp. ................... 3,563,139
141,951 Solaris Energy Infrastructure, Inc. ... 7,834,276
161,647 Sonos, Inc.(a) ................. 2,319,634
139,193 SOUTHSTATE BANK Corp. ..... 14,243,620
38,714 Southwest Gas Holdings, Inc. ..... 3,206,293
37,692 Spire, Inc. .................... 3,184,597
119,490 SPS Commerce, Inc.(a) .......... 10,665,677
38,850 SPX Technologies, Inc.(a) ........ 8,096,729
52,175 St Joe Co. (The) ................ 3,453,463
448,512 STAG Industrial, Inc. REIT ....... 16,823,685
84,070 Standard Motor Products, Inc. ..... 3,356,915
781,848 StandardAero, Inc.(a) ............ 24,151,285
4,255 Stanley Black & Decker, Inc. ...... 334,698
3,340 State Street Corp. .............. 437,072
48,191 Stellar Bancorp, Inc. ............ 1,789,814
143,360 Stepan Co. ................... 8,258,970
56,700 StepStone Group, Inc. - Class A .... 4,008,123
184,653 STERIS Plc ................... 48,489,878
126,640 StoneX Group, Inc.(a) ........... 14,216,606
39,580 Strategic Education, Inc. ......... 3,365,092
84,962 Stride, Inc.(a) ................. 7,187,785
216,585 Sun Country Airlines Holdings, Inc.(a) 3,798,901
4,250 Tapestry, Inc. .................. 539,368
46,440 Teleflex, Inc. .................. 4,846,943
87,497 Telephone and Data Systems, Inc. .. 3,948,740
117,856 Teradata Corp.(a) .............. 3,361,253
363,987 Terreno Realty Corp. REIT ....... 22,399,760
99,735 Tetra Tech, Inc. ................ 3,756,020
195,463 Texas Capital Bancshares, Inc.(a) ... 19,774,992
192,560 Texas Roadhouse, Inc. ........... 34,633,842
131,112 TG Therapeutics, Inc.(a) ......... 3,858,626
87,411 Tidewater, Inc.(a) .............. 5,462,313
2,395 TKO Group Holdings, Inc. ....... 485,179
1,075 Toll Brothers, Inc. .............. 155,327
6,340 Tractor Supply Co. ............. 322,579
323,173 Tradeweb Markets, Inc. - Class A ... 33,309,441

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
Shares Value
UNITED STATES (continued)
45,525 TransMedics Group, Inc.(a) ....... $ 6,099,212
94,714 Tri Pointe Homes, Inc.(a) ......... 3,158,712
91,686 TriMas Corp. ................. 3,187,922
4,955 Trimble, Inc.(a) ................ 334,958
203,895 TripAdvisor, Inc.(a) ............. 2,709,765
78,908 Trustmark Corp. ............... 3,355,168
90,830 TTM Technologies, Inc.(a) ....... 8,919,506
2,300 Twilio, Inc. - Class A(a) .......... 277,058
700 Ubiquiti, Inc. ................. 385,994
95,329 UDR, Inc. REIT ............... 3,541,472
42,732 UFP Technologies, Inc.(a) ........ 10,731,714
450,563 UL Solutions, Inc. - Class A ....... 31,643,039
3,943 United Airlines Holdings, Inc.(a) ... 403,448
102,975 United Community Banks, Inc. .... 3,545,429
990 United Therapeutics Corp.(a) ...... 464,795
478,696 Uniti Group, Inc.(a) ............ 3,982,751
1,530 Universal Health Services, Inc. - Class
B ....................... 307,928
40,280 Urban Outfitters, Inc.(a) ......... 2,853,838
569,456 US Foods Holding Corp.(a) ....... 47,617,911
84,621 Valaris Ltd.(a) ................. 4,885,170
270,258 Valley National Bancorp ......... 3,367,415
1,530 VeriSign, Inc. ................. 373,672
1,065 Verisk Analytics, Inc. ............ 231,595
101,337 Viasat, Inc.(a) ................. 4,577,392
309,774 Viatris, Inc. ................... 4,054,942
230,366 Viavi Solutions, Inc.(a) .......... 5,634,752
31,190 Vicor Corp.(a) ................. 4,917,727
94,063 Victoria's Secret & Co.(a) ........ 5,127,374
87,490 Virtu Financial, Inc. - Class A ..... 3,631,710
307,332 Vontier Corp. ................. 11,524,950
83,130 Voya Financial, Inc. ............. 6,372,746
4,885 W R Berkley Corp. ............. 335,013
331,602 Wabash National Corp. .......... 3,359,128
190,209 WaFd, Inc. ................... 6,204,618
42,538 Warrior Met Coal, Inc. .......... 3,798,643
815 Waters Corp.(a) ................ 302,137
24,322 WD-40 Co. .................. 5,623,976
379,554 Wendy's Co. (The) ............. 2,956,726
121,900 Werner Enterprises, Inc. .......... 4,175,075
518,729 Western Union Co. (The) ........ 4,860,491
22,692 WEX, Inc.(a) ................. 3,492,299
3,010 Whirlpool Corp. ............... 240,770
10,185 Williams Cos, Inc. (The) ......... 685,043
358,064 WillScot Holdings Corp. ......... 7,172,022
29,322 Wingstop, Inc. ................ 7,782,938
23,361 Winmark Corp. ................ 10,528,569
100,979 Wolverine World Wide, Inc. ...... 1,789,348
55,415 Worthington Enterprises, Inc. ..... 3,079,412
70,400 WSFS Financial Corp. ........... 4,556,992
280 WW Grainger, Inc. ............. 302,383
103,549 Yelp, Inc.(a) ................... 2,835,172
2,910 Yum! Brands, Inc. .............. 452,505
Shares Value
UNITED STATES (continued)
1,015 Zebra Technologies Corp. - Class A(a) $ 238,505
168,615 Ziff Davis, Inc.(a) .............. 6,444,465
188,731 Zurn Elkay Water Solutions Corp. .. 8,702,386
3,531,434,429
Total Common Stocks
(Cost $6,631,299,539)
8,509,222,864
RIGHTS/WARRANTS — 0.0%
AUSTRALIA — 0.0%
404,624 29Metals Ltd., Rights, Expire
02/12/26(a)(e) ............. 21,132
MALAYSIA — 0.0%
1,083,690 Top Glove Corp. Bhd, Warrants,
Expire 12/31/30(a) ......... 41,237
SPAIN — 0.0%
18,304 ACS Actividades de Construccion
y Servicios SA, Rights, Expire
02/09/26(a)(e) ............. 10,067
UNITED STATES — 0.0%
146,063 Aduro Biotech CVR, Rights, Expire
12/31/49(a)(b)(e) ........... 0
Total Rights/Warrants
(Cost $9,810)
72,436
EXCHANGE-TRADED FUNDS
(f)
— 5.8%
135,212 iShares Russell 2000 ETF ......... 35,107,796
844,571 State Street SPDR S&P Biotech ETF 105,360,232
102,937 State Street SPDR S&P Oil & Gas
Exploration & Production ETF 14,435,885
537,923 State Street SPDR S&P Regional
Banking ETF .............. 37,014,482
385,254 State Street Utilities Select Sector
SPDR ETF ............... 16,662,235
2,673,565 VanEck Junior Gold Miners ETF ... 331,762,681
Total Exchange-Traded Funds
(Cost $258,832,455)
540,343,311
INVESTMENT COMPANY — 0.4%
33,042,889 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 3.56%(g) 33,042,889
Total Investment Company
(Cost $33,042,889)
33,042,889

Old Westbury Funds, Inc.
Small & Mid Cap Strategies Fund
Portfolio of Investments
- (Continued)

January 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Principal
Amount Value
CASH SWEEP — 1.5%
$ 139,697,440 Citibank - U.S. Dollars on Deposit in
Custody Account, 0.35%(g) ... $ 139,697,440
Total Cash Sweep
(Cost $139,697,440)
139,697,440
TOTAL INVESTMENTS — 100.0%
(Cost $7,062,882,133)
$ 9,222,378,940
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.0)%
(2,943,930)
NET ASSETS — 100.0%
$ 9,219,435,010
(a) Non-income producing security.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of fair valued securities is $574,984 which is 0.01% of net assets and the cost is $56,707,162.
(c) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(d) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (e).
(e) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(f) A copy of the underlying funds’ financial statements is available upon request.
(g) The rate shown represents the current yield as of January 31, 2026.
ADR — American Depositary Receipt
CVR — Contingent Value Right
ETF — Exchange-Traded Fund
FOR — Foreign Ownership Restrictions
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt